File Nos. 333-46453
                                                                       811-08657

    As filed with the Securities and Exchange Commission on March 1, 2001


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /
                                                                   ---

                      Pre-Effective Amendment No. __              /___/

                      Post-Effective Amendment No. 5              / X /
                                                                   ---
                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                        / X /
                                                                   ---

                      Amendment No. 6                             / X /
                                                                   ---

                        (Check appropriate box or boxes)


                             PIONEER EQUITY-INCOME FUND
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     _X_ immediately upon filing pursuant to paragraph (b)
        on [date] pursuant to paragraph (b)
     ---
     ___ 60 days after filing pursuant to paragraph (a)(1)
     ___ on [date] pursuant to paragraph (a)(1)
     ___ 75 days after filing pursuant to paragraph (a)(2)
     ___ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                               [Pioneer Logo] Pioneer
                                                              Investments[RegTm]
Pioneer
Equity-Income Fund
--------------------------------------------------------------------------------
                                            CLASS A, CLASS B AND CLASS C SHARES

                                                      Prospectus, March 1, 2001


Contents

   Basic information about the fund           1
   Management                                 6
   Buying, exchanging and selling shares      8
   Dividends, capital gains and taxes        26
   Financial highlights                      27

Neither the Securities and Exchange Commission nor any state securities agency has approved the fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

-------------------------------------------------------------------------------
 An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 Contact your investment professional to discuss how the fund fits into your portfolio.
-------------------------------------------------------------------------------

Basic information about the fund
Investment objective

Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Principal investment strategies

The fund invests primarily in income producing equity securities of U.S. issuers. The income producing equity securities in which the fund may invest include common stocks, preferred stocks and interests in real estate investment trusts. Normally, the fund invests at least 80% of its total assets in income producing equity securities. The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.

Pioneer Investment Management, Inc., the fund's investment adviser, uses a value approach to select the fund's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. Pioneer also considers a security's potential to provide a reasonable amount of income. In making these assessments, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:
- Favorable expected returns relative to perceived risk
- Management with demonstrated ability and commitment to the company
- Low market valuations relative to earnings forecast, book value, cash flow and sales
- Good prospects for dividend growth


Principal risks of investing in the fund
Even though the fund seeks current income and long-term growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:
- The stock market goes down (this risk may be greater in the short term)
- Value stocks fall out of favor with investors
- The fund's assets remain undervalued or do not have the potential value originally expected
- Stocks selected for income do not achieve the same return as securities selected for capital appreciation
- Interest rates or inflation increases

Basic information about the fund

The fund's past performance
The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance varies from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future.

As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------
Annual return Class A shares
(Year ended December 31)

Fund performance

The chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B and Class C shares have different performance. The chart does not reflect any Class A sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.

The highest calendar quarterly return was 14.36% (9/30/98 to 12/31/98) The lowest calendar quarterly return was -7.47% (6/30/99 to 9/30/99)



[Bar Chart]

'91      26.45
'92      20.86
'93      12.93
'94      -1.28
'95      32.04
'96      12.79
'97      34.89
'98      17.43
'99       0.77
'00      13.05

[End Bar Chart]
--------------------------------------------------------------------------------

2

--------------------------------------------------------------------------------

Comparison with the Standard & Poor's 500 Index

The table shows the average annual total Average annual total return (%) returns for each class of the fund over time (for periods ended December 31, 2000) and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the fund, the index is not managed and does not incur expenses.

The table:
- Reflects sales charges applicable to the class
- Assumes that you sell your shares at the end of the period
- Assumes that you reinvest all of your dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2000)

                                                         Since  Inception
                        1 Year   5 Years   10 Years  Inception       Date
  Class A                6.57     13.91      15.75       14.35    7/25/90
  Class B                8.17     14.27        n/a       15.47     4/4/94
  Class C               12.09       n/a        n/a       14.24    1/31/96
  Standard & Poor's
  500 Index             (9.11)    18.28      17.41       15.96*        --

* Reflects the return of the index since the inception of Class A shares.
  The return of the index since the inception of Class B shares is 19.90% and Class C shares is 17.84%.

Fees and expenses
These are the fees and expenses, based on the fund's latest fiscal year, you may pay if you invest in the fund.

Shareowner fees
paid directly from your investment                  Class A   Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge when you buy shares as a
  percentage of offering price                        5.75%      None      None
--------------------------------------------------------------------------------
Maximum deferred sales charge as a percentage of offering price or the amount you receive when you sell shares, whichever is
  less                                                None(1)      4%        1%
--------------------------------------------------------------------------------

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets     Class A   Class B  Class C
--------------------------------------------------------------------------------
 Management Fee                                 0.60%     0.60%     0.60%
--------------------------------------------------------------------------------
 Distribution and Service (12b-1) Fee           0.25%     1.00%     1.00%
 Other Expenses                                 0.26%     0.31%     0.42%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses            1.11%     1.91%     2.02%
--------------------------------------------------------------------------------


(1) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge. See "Buying, exchanging and selling shares."

Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

              If you sell your shares             If you do not sell your shares
           -------------------------------------------------------------------------
                               Number of years you own your shares
           -------------------------------------------------------------------------
              1        3         5         10        1        3         5         10
Class A    $682     $908    $1,151     $1,849     $682     $908    $1,151     $1,849
Class B     594      900     1,232      2,025      194      600     1,032      2,025
Class C     305      634     1,088      2,348      205      634     1,088      2,348

Basic information about the fund

Other investment strategies and related risks
As discussed, the fund primarily invests in income producing equity securities of U.S. corporations to seek current income and long-term capital growth.

This section describes additional investments that the fund may make or strategies that it may pursue to a lesser degree to achieve the fund's goal. Some of the fund's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

More on principal investments
The fund may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow.

Investments other than U.S. equity securities

The portion of the fund's assets not invested in equity securities may be invested in debt securities of corporate and government issuers. Most of the debt securities the fund acquires are expected to be securities convertible into common stocks. Generally, the fund acquires debt securities that are investment grade, but the fund may invest up to 10% of its net assets (at the time of purchase) in below investment grade debt securities, including convertible debt securities. The fund invests in debt securities when Pioneer believes they are consistent with the fund's investment objective, to diversify the fund's portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the fund's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities.

Temporary investments

Normally, the fund invests substantially all of its assets to meet its investment objective. The fund may invest the remainder of its assets (normally not more than 10% of assets) in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy only when Pioneer believes securities in which the fund normally invests have extraordinary risks due to political or economic factors.

Short-term trading
The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Derivatives

The fund may use futures, options and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments. The fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the fund may use derivatives for a variety of non-principal purposes, including:
- As a hedge against adverse changes in stock market prices or interest rates

- As a substitute for purchasing or selling securities
- To increase the fund's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the fund's exposure to stock market values or interest rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management
Pioneer, the fund's investment adviser,

selects the fund's investments and oversees the fund's operations.

Pioneer is a majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of October 25, 2000, assets under management were $110 billion worldwide, including over $23 billion in assets under management by Pioneer.

Investment adviser
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Portfolio manager

Day-to-day management of the fund's portfolio is the responsibility of John A. Carey. Mr. Carey is a senior vice president of Pioneer. He joined Pioneer in 1979 as an analyst. Mr. Carey and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the fund and other Pioneer mutual funds with similar investment objectives or styles. Mr. Carey and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

Management fee
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is equal to 0.60% per year of the fund's average daily net assets up to $10 billion and 0.575% on the assets over $10 billion. The fee is normally computed daily and paid monthly.

Distributor and transfer agent

Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneer Investment Management Shareholder Services, Inc. is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.

Buying, exchanging and selling shares


[MAGNIFYING GLASS GRAPHIC]

------------------------
Share price
The net asset value
per share calculated
on the date of your
transactions,
adjusted for any
applicable sales
charge.
------------------------


Net asset value

The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

The fund generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the fund may use an asset's fair value. Fair value is determined in accordance with procedures approved by the fund's trustees.

You buy or sell shares at the share price. When you buy Class A shares, you pay an initial sales charge. When you sell Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.

Choosing a class of shares
The fund offers three classes of shares through this prospectus. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs.

Factors you should consider include:
- How long you expect to own the shares
- The expenses paid by each class
- Whether you qualify for any reduction or waiver of sales charges

Your investment professional can help you determine which class meets your goals. Your investment firm may receive different compensation depending upon which class you choose. If you are not a U.S. citizen and are purchasing shares outside the U.S., you may pay different sales charges under local laws and business practices.

Distribution plans

The fund has adopted a distribution plan for each class of shares offered through this prospectus in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan the fund pays distribution and service fees to the distributor. Because these fees are an ongoing expense, over time they increase the cost of your investment and your shares may cost more than shares that are subject to other types of sales charges.

--------------------------------------------------------------------------------
Comparing classes of shares
--------------------------------------------------------------------------------


                            Class A                       Class B                      Class C
----------------------------------------------------------------------------------------------------------------
Why you might prefer        Class A shares may be         You may prefer Class B       You may prefer Class C
each class                  your best alternative if      shares if you do not         shares if you do not wish
                            you prefer to pay an          want to pay an initial       to pay an initial sales
                            initial sales charge and      sales charge, or if you      charge and you would
                            have lower annual             plan to hold your            rather pay higher annual
                            expenses, or if you           investment for at least      expenses over time.
                            qualify for any reduction     six years. Class B
                            or waiver of the initial      shares are not
                            sales charge.                 recommended if you
                                                          are investing $250,000
                                                          or more.
----------------------------------------------------------------------------------------------------------------
Initial sales charge        Up to 5.75% of the            None                         None
                            offering price, which is
                            reduced or waived for
                            large purchases and
                            certain types of
                            investors. At the time
                            of your purchase, your
                            investment firm may
                            receive a commission
                            from the distributor of
                            up to 5%, declining as
                            the size of your
                            investment increases.
----------------------------------------------------------------------------------------------------------------
Contingent deferred         None, except in certain       Up to 4% is charged if       A 1% charge if you sell
sales charges               circumstances when            you sell your shares.        your shares within one
                            the initial sales charge      The charge is reduced        year of purchase. Your
                            is waived.                    over time and not            investment firm may
                                                          charged after six years.     receive a commission
                                                          Your investment firm         from the distributor at the
                                                          may receive a                time of your purchase of
                                                          commission from the          up to 1%.
                                                          distributor at the time
                                                          of your purchase of up
                                                          to 4%.
----------------------------------------------------------------------------------------------------------------
Distribution and            Up to 0.25% of average        Up to 1% of average          Up to 1% of average daily
service fees                daily net assets.             daily net assets.            net assets.
----------------------------------------------------------------------------------------------------------------
Annual expenses             Lower than Class B or         Higher than Class A          Higher than Class A
(including distribution     Class C.                      shares; Class B shares       shares; Class C shares
and service fees)                                         convert to Class A           do not convert to any
                                                          shares after eight           other class of shares.
                                                          years.                       You continue to pay
                                                                                       higher annual expenses.
----------------------------------------------------------------------------------------------------------------
Exchange privilege          Class A shares of other       Class B shares of other      Class C shares of other
                            Pioneer mutual funds.         Pioneer mutual funds.        Pioneer mutual funds.

[MAGNIFYING GLASS GRAPHIC]

------------------------
Offering price
The net asset value
per share plus any
initial sales charge.
------------------------

Buying, exchanging and selling shares

Sales charges: Class A shares

You pay the offering price when you buy Class A shares unless you qualify to purchase shares at net asset value. You pay a lower sales charge as the size of your investment increases. You do not pay a sales charge when you reinvest dividends or distributions paid by the fund.

Investments of $1 million or more
You do not pay a sales charge when you purchase Class A shares if you are investing $1 million or more or you are a participant in certain group plans. However, you pay a deferred sales charge if you sell your Class A shares within one year of purchase. The sales charge is equal to 1% of your investment or your sale proceeds, whichever is less.

Reduced sales charges

You may qualify for a reduced Class A sales charge if you own or are purchasing shares of Pioneer mutual funds. If you or your investment professional notifies the distributor of your eligibility for a reduced sales charge at the time of your purchase, the distributor will credit you with the combined value (at the current offering price) of all your Pioneer mutual fund shares and the shares of your spouse and the shares of any children under 21. Certain trustees and fiduciaries may also qualify for a reduced sales charge. For this purpose, Pioneer mutual funds include any fund for which the distributor is principal underwriter and, at the distributor's discretion, may include funds organized outside the U.S. and managed by Pioneer or an affiliate.


See "Qualifying for a reduced sales charge" for more information.

Sales charges for Class A shares

                                        Sales charge as % of
                                     ------------------------
                                        Offering    Net amount
Amount of purchase                         price      invested
-------------------------------------------------------------
Less than $50,000                         5.75           6.10
-------------------------------------------------------------
$50,000 but less than $100,000            4.50           4.71
-------------------------------------------------------------
$100,000 but less than $250,000           3.50           3.63
-------------------------------------------------------------
$250,000 but less than $500,000           2.50           2.56
-------------------------------------------------------------
$500,000 but less than $1 million         2.00           2.04
-------------------------------------------------------------
$1 million or more                         -0-            -0-
-------------------------------------------------------------

Sales charges: Class B shares


You buy Class B shares at net asset value per share without paying an initial sales charge. However, if you sell your Class B shares within six years of purchase, you will pay the distributor a contingent deferred sales charge. The contingent deferred sales charge decreases as the number of years since your purchase increases.


Contingent deferred sales charge
----------------------------------------

On shares sold                  As a % of
before the end      dollar amount subject
of year               to the sales charge
----------------------------------------
  1                                    4
----------------------------------------
  2                                    4
----------------------------------------
  3                                    3
----------------------------------------
  4                                    3
----------------------------------------
  5                                    2
----------------------------------------
  6                                    1
----------------------------------------
  7+                                 -0-
----------------------------------------

Conversion to Class A shares
Class B shares automatically convert into Class A shares. This helps you because Class A shares pay lower expenses.

Your Class B shares will convert to Class A shares at the beginning of the calendar month (calendar quarter for shares purchased before October 1, 1998) that is eight years after the date of purchase except that:
- Shares purchased by reinvesting dividends and capital gain distributions will convert to Class A shares at the same time as shares on which the dividend or distribution was paid
- Shares purchased by exchanging shares from another fund will convert on the date that the shares originally acquired would have converted into Class A shares

Currently, the Internal Revenue Service permits the conversion of shares to take place without imposing a federal income tax. Conversion may not occur if the Internal Revenue Service deems it a taxable event for federal tax purposes.

--------------------------------------------------------------------------------
     Paying the contingent deferred sales charge (CDSC)

 Several rules apply for Class B shares so that you pay the lowest possible
 CDSC.
 - The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less
 - You do not pay a CDSC on reinvested dividends or distributions
 - In determining the number of years since your purchase, all purchases are considered to have been made on the first day of that month (quarter for shares purchased before October 1, 1998)
 - If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you have owned the longest
 - You may qualify for a waiver of the CDSC normally charged. See "Qualifying for a reduced sales charge"
--------------------------------------------------------------------------------

[MAGNIFYING GLASS GRAPHIC]

------------------------
Contingent deferred
sales charge
A sales charge that
may be deducted
from your sale
proceeds.
------------------------

Buying, exchanging and selling shares

[MAGNIFYING GLASS GRAPHIC]

------------------------
Contingent deferred
sales charge
A sales charge that
may be deducted
from your sale
proceeds.
------------------------

Sales charges: Class C shares


You buy Class C shares at net asset value per share without paying an initial sales charge. However, if you sell your Class C shares within one year of purchase, you will pay the distributor a contingent deferred sales charge of 1% of the current market value or the original cost of the shares you are selling, whichever is less.


--------------------------------------------------------------------------------
 Paying the contingent deferred sales charge (CDSC)

 Several rules apply for Class C shares so that you pay the lowest possible
 CDSC.

 - The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less
 - You do not pay a CDSC on reinvested dividends or distributions
 - In determining the amount of time since your purchase, all purchases are considered to have been made on the first day of that month (quarter for shares purchased before October 1, 1998)
 - If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you purchased most recently
 - You may qualify for a waiver of the CDSC normally charged. See "Qualifying for a reduced sales charge"
--------------------------------------------------------------------------------

Qualifying for a reduced sales charge

Initial Class A sales charge waivers
You may purchase Class A shares at net asset value (without a sales charge) or with a reduced initial sales charge as follows. If you believe you qualify for any of the waivers discussed below, contact the distributor. You are required to provide written confirmation of your eligibility. You may not resell these shares except to or on behalf of the fund.

Class A purchases at net asset value are available to:
- Current or former trustees and officers of the fund;
- Current or former partners and employees of legal counsel to the fund;

- Current or former directors, officers, employees or sales representatives of Pioneer and its affiliates;

- Current or former directors, officers, employees or sales representatives of any subadviser or a predecessor adviser (or their affiliates) to any investment company for which Pioneer serves as investment adviser;
- Current or former officers, partners, employees or registered representatives of broker-dealers which have entered into sales agreements with the distributor;
- Members of the immediate families of any of the persons above;
- Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons;

- Insurance company separate accounts;

- Certain wrap accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the distributor;

- Other funds and accounts for which Pioneer or any of its affiliates serve as investment adviser or manager;
- In connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies;
- Certain unit investment trusts;

- Employer-sponsored retirement plans with 100 or more eligible employees or at least $500,000 in total plan assets;
- Participants in Optional Retirement Programs if (i) your employer has authorized a limited number of mutual funds to participate in the program,
  (ii) all participating mutual funds sell shares to program participants at net asset value, (iii) your employer has agreed in writing to actively promote Pioneer mutual funds to program participants and (iv) the program provides for a matching contribution for each participant contribution;
- Participants in an employer-sponsored 403(b) plan or employer-sponsored 457 plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary and (ii) all participants in the plan who purchase shares of a Pioneer mutual fund do so through a single broker, dealer or other financial intermediary designated by your employer.

Buying, exchanging and selling shares

Class A purchases at a reduced initial sales charge or net asset value are also available to:

Group plans if the sponsoring organization

- recommends purchases of Pioneer mutual funds to,
- permits solicitation of, or
- facilitates purchases by
  its employees, members or participants.

Letter of intent (Class A)
You can use a letter of intent to qualify for reduced sales charges in two situations:
- If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gain distributions) in the fund's Class A shares during the next 13 months

- If you include in your letter of intent the value - at the current offering price - of all of your Class A shares of the fund and all other Pioneer mutual fund shares held of record in the amount used to determine the applicable sales charge for the fund shares you plan to buy

Completing a letter of intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), the distributor will recalculate your sales charge. You must pay the additional sales charge within 20 days after you are notified of the recalculation or it will be deducted from your account (or your sale proceeds). For more information regarding letters of intent, please contact your investment professional or obtain and read the statement of additional information.

Waiver or reduction of contingent deferred sales charges (CDSC)

Class A shares that are subject to a CDSC

Purchases of Class A shares of $1 million or more, or by participants in a group plan which were not subject to an initial sales charge, may be subject to a CDSC upon redemption. A CDSC is payable to the distributor in the event of a share redemption within 12 months following the share purchase at the rate of 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. However, the CDSC is waived for redemptions of Class A shares purchased by an employer-sponsored retirement plan described under Section 401(a), 403(b) or 457 of the Internal Revenue Code that has 1,000 or more eligible employees or at least $10 million in total plan assets.


Class A, Class B and Class C shares
The distributor may waive or reduce the CDSC for Class A shares that are subject to a CDSC or for Class B or Class C shares if:
- The distribution results from the death of all registered account owners or a participant in an employer-sponsored plan. For UGMAs, UTMAs and trust accounts, the waiver applies only upon the death of all beneficial owners;


- You become disabled (within the meaning of Section 72 of the Internal Revenue Code) after the purchase of the shares being sold. For UGMAs, UTMAs and trust accounts, the waiver only applies upon the disability of all beneficial owners;

- The distribution is made in connection with limited automatic redemptions as described in "Systematic withdrawal plans" (limited in any year to 10% of the value of the account in the fund at the time the withdrawal plan is stablished);

- The distribution is from any type of IRA, 403(b) or employer-sponsored plan described under Section 401(a) or 457 of the Internal Revenue Code and one of the following applies:

- It is part of a series of substantially equal periodic payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary (limited in any year to 10% of the value of the participant's account at the time the distribution amount is established);

- It is a required minimum distribution due to the attainment of age 70-1/2, in which case the distribution amount may exceed 10% (based solely on total plan assets held in Pioneer mutual funds);

Buying, exchanging and selling shares

- It is rolled over to or reinvested in another Pioneer mutual fund in the same class of shares, which will be subject to the CDSC of the shares originally held;
- It is in the form of a loan to a participant in a plan that permits loans (each repayment will be subject to a CDSC as though a new purchase);

- The distribution is to a participant in an employer-sponsored retirement plan described under Section 401(a) of the Internal Revenue Code or to a participant in an employer-sponsored 403(b) plan or employer-sponsored 457 plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary and (ii) all participants in the plan who purchase shares of a Pioneer mutual fund do so through a single broker, dealer or other financial intermediary designated by your employer and is:
- A return of excess employee deferrals or contributions;
- A qualifying hardship distribution as described in the Internal Revenue
  Code. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held by Pioneer for all participants, reduced by the total of any prior distributions made in that calendar year;

- Due to retirement or termination of employment. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held in a Pioneer mutual fund for all participants, reduced by the total of any prior distributions made in the same calendar year;
- From a qualified defined contribution plan and represents a participant's directed transfer, provided that this privilege has been preauthorized through a prior agreement with the distributor regarding participant directed transfers (not available to Class B shares);
- The distribution is made pursuant to the fund's right to liquidate or involuntarily redeem shares in a shareholder's account;
- The selling broker elects, with the distributor's approval, to waive receipt of the commission normally paid at the time of the sale.

Opening your account

If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional for more information.

If you invest in the fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

Account options
Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

Pioneer Investment Management Shareholder Services, Inc.

P.O. Box 9014
Boston, Massachusetts 02205-9014
Telephone 1-800-225-6292

Telephone transaction privileges
If your account is registered in your name, you can buy, exchange or sell fund shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide the personal identification number for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

[TELEPHONE GRAPHIC]

--------------------------------
By phone
If you want to place
your telephone
transaction by
speaking to a
shareowner
services
representative, call
1-800-225-6292
between 8:00 a.m.
and 9:00 p.m.
Eastern time on any
weekday that the
New York Stock
Exchange is open.
You may use FactFone(sm) at any
time.
--------------------------------

Buying, exchanging and selling shares

General rules on buying, exchanging and selling your fund shares

[QUESTION MARK GRAPHIC]

--------------------------------
Consult your
investment
professional to
learn more about
buying, exchanging
or selling fund
shares.
--------------------------------

Share price
If you place an order with your investment firm before the New York Stock Exchange closes and your investment firm submits the order to the distributor prior to the distributor's close of business (usually 5:30 p.m. Eastern time), your share price will be calculated that day. Otherwise, your share price will be calculated at the close of the New York Stock Exchange after the distributor receives your order. Your investment firm is responsible for submitting your order to the distributor.

Buying
You may buy fund shares from any investment firm that has a sales agreement with the distributor. If you do not have an investment firm, please call 1-800-225-6292 for information on how to locate an investment professional in your area.

You can buy fund shares at the offering price. The distributor may reject any order until it has confirmed the order in writing and received payment. The fund reserves the right to stop offering any class of shares.

Minimum investment amounts
Your initial investment must be at least $1,000. Additional investments must be at least $100 for Class A shares and $500 for Class B or Class C shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm.

--------------------------------------------------------------------------------
Retirement plan accounts
You can purchase fund shares through tax-deferred retirement plans for individuals, businesses and tax-exempt organizations.

Your initial investment for most types of retirement plan accounts must be at least $250. Additional investments for most types of retirement plans must be at least $100.

You may not use the account application accompanying this prospectus to establish a Pioneer retirement plan. You can obtain retirement plan applications from your investment firm or by calling the Retirement Plans Department at 1-800-622-0176.
--------------------------------------------------------------------------------

Exchanging
You may exchange your shares for shares of the same class of another Pioneer mutual fund.

Your exchange request must be for at least $1,000 unless the fund you are exchanging into has a different minimum. The fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

Selling
Your shares will be sold at net asset value per share next calculated after the fund receives your request in good order.

If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently sent a check to purchase the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date.

If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

-------------------------------------------------------------------------------
Good order means that:
 - You have provided adequate instructions
 - There are no outstanding claims against your account
 - There are no transaction limitations on your account
 - If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered
 - Your request includes a signature guarantee if you:
 - Are selling over $100,000 or exchanging over $500,000 worth of shares
 - Changed your account registration or address within the last 30 days
 - Instruct the transfer agent to mail the check to an address different from the one on your account
 - Want the check paid to someone other than the account owner(s)
 - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
--------------------------------------------------------------------------------

[STONE COLUMN GRAPHIC]

--------------------------------
You may have to pay
income taxes on
a sale or an
exchange.
--------------------------------

Buying, exchanging and selling shares

Through your
investment firm

Buying shares                                         Exchanging shares
Normally, your investment firm will send              Normally, your investment firm will send
your purchase request to the fund's                   your exchange request to the funds
transfer agent. Consult your investment               transger agent. Consult your investment
professional for more information. Your               professional for more information about
investment firm may receive a commission              exchanging your shares.
from the distributor for your purchase of
fund shares. The distributor or its affiliates
may pay additional compensation, out of
their own assets, to certain investment firms
or their affiliates based on objective
criteria established by the distributor.
-------------------------------------------------------------------------------------------------------
By phone

You can use the telephone purchase privilege          After you establish your fund account, you can
if you have an existing non-retirement account        exchange fund shares by phone if:
or certain IRAs. You can purchase additional          - You are using the exchange to establish a new
fund shares by phone if:                                account, provided the net account has a
- You established your bank account of record           registration identical to the original account
  at least 30 days ago                                - The fund into which you are exchanging offers
- Your bank information has not changed for at          the same class of shares
  least 30 days                                       - You are not exchanging more than $5000,000
- You are not purchasing more than $25,000              worth of shares per account per day
  worth of shares per account per day                 - You can provide the proper account identification
- You can provide the proper account                    information
  identification information

When you request a telephone purchase,
the transfer agent will electronically debit the
amount of the purchase from your bank account
of record. The transfer agent will purchase fund
shares for the amount of the debit at the offering
price determined after the transfer agent receives
your telephone purchase instruction and good
funds. It usually takes three business days for
the transfer agent to receive notification from
your bank that good funds are available in the
amount of your investment.
-------------------------------------------------------------------------------------------------------
In writing, by mail or by fax

You can purchase fund shares for an existing          You can exchange fund shares by mailing
fund account by mailing a check to the transfer       or faxing a letter of instructions to the transfer
agent. Make your check payable to the fund.           agent. You can exchange fund shares directly
Neither initial nor subsequent investments            through the fund only if you account is registered
should be made by third party check. Your             in your name. However, you may not fax an
check must be in U.S. dollars and drawn on a          exchange requestion for more than $500,000.
U.S. bank. Include in your purchase request the       Include in your letter:
fund's name, the account number and the name or       - The name, social security number and signature
names in the account registration.                      of all registered owners
                                                      - A signature guaranteed for each registered owner
                                                        if the amount of the exchange is more than
                                                        $500,000.
                                                      - The name of the fund out of which you are
                                                        exchanging and the name of the fund into which
                                                        you are exchanging
                                                      - The class of shares you are exchanging
                                                      - The dollar amount of number of shares you are
                                                        exchanging

--------------------------------------------------------------------------------
Selling shares

Normally, your investment firm will send your request to sell shares to the fund's transfer agent. Consult your investment professional for more information. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.

--------------------------------------------------------------------------------
You may sell up to $100,000 per account per day. You may sell fund shares held in a retirement plan account by phone only if your account is an IRA. You may not sell your shares by phone if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:
- By check, provided the check is made payable exactly as your account is registered
- By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

--------------------------------------------------------------------------------

You can sell some or all of your fund shares by writing directly to the fund only if your account is registered in your name. Include in your request your name, your social security number, the fund's name, your fund account number, the class of shares to be sold, the dollar amount or number of shares to be sold and any other applicable requirements as described below. The transfer agent will send the sale proceeds to your address of record unless you provide other instructions. Your request must be signed by all registered owners and be in good order.
The transfer agent will not process your request until it is received in good order.
You may sell up to $100,000 per account per day by fax.


--------------------------------------------------------------------------------
How to contact us By phone

By phone [TELEPHONE GRAPHIC]

For information or to request a telephone transaction between 8:00 a.m. and 9:00 p.m. (Eastern time) by speaking with a shareholder services representative call
1-800-225-6292
To request a transaction using FactFone(SM) call
1-800-225-4321
Telecommunications Device for the Deaf (TDD)
1-800-225-1997


By mail [ENVELOPE GRAPHIC]

Send your written instructions to:
Pioneer Investment Management Shareholder Services, Inc.
P.O. Box 9014
Boston, Massachusetts 02205-9014


By fax [FAX GRAPHIC]

Fax your exchange and sale requests to:
1-800-225-4240
-------------------------------------------------------------------------------

------------------------------------------------------------------------------
Exchange privilege

You may make up to four exchange redemptions of $25,000 or more per account per calendar year.

The fund and the distributor reserve the right to refuse any exchange request or restrict, at any time without notice, the number and/or frequency of exchanges to prevent abuses of the exchange privilege. Abuses include frequent trading in response to short-term market fluctuations and a pattern of trading that appears to be an attempt to "time the market." In addition, the fund and the distributor reserve the right, at any time without notice, to charge a fee for exchanges or to modify, limit or suspend the exchange privilege. The fund will provide 60 days' notice of material amendments to or termination of the privilege.
-------------------------------------------------------------------------------

Buying, exchanging and selling shares

Account options
See the account application form for more details on each of the following options.

Automatic investment plans
You can make regular periodic investments in the fund by setting up monthly bank drafts, government allotments, payroll deductions, a Pioneer Investomatic Plan and other similar automatic investment plans. You may use an automatic investment plan to establish a Class A share account with a small initial investment. If you have a Class B or Class C share account and your balance is at least $1,000, you may establish an automatic investment plan.

Pioneer Investomatic Plan
If you establish a Pioneer Investomatic Plan, the transfer agent will make a periodic investment in fund shares by means of a preauthorized electronic funds transfer from your bank account. Your plan investments are voluntary. You may discontinue your plan at any time or change the plan's dollar amount, frequency or investment date by calling or writing to the transfer agent. You should allow up to 30 days for the transfer agent to establish your plan.

Automatic exchanges
You can automatically exchange your fund shares for shares of the same class of another Pioneer mutual fund. The automatic exchange will begin on the day you select when you complete the appropriate section of your account application or an account options form. In order to establish automatic exchange:
- You must select exchanges on a monthly or quarterly basis
- Both the originating and receiving accounts must have identical registrations
- The originating account must have a minimum balance of $5,000

Distribution options
The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

Directed dividends
You can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000 ($500 for Pioneer Fund or Pioneer II). You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.

Systematic withdrawal plans
When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a bank account you designate.

To establish a systematic withdrawal plan:
- Your account must have a total value of at least $10,000 when you establish your plan
- You must request a periodic withdrawal of at least $50
- You may not request a periodic withdrawal of more than 10% of the value of any Class B or Class C share account (valued at the time the plan is implemented)

Systematic sales of fund shares may be taxable transactions for you. If you purchase Class A shares while you are making systematic withdrawals from your account, you may pay unnecessary sales charges.

Direct deposit
If you elect to take dividends or dividends and capital gain distributions in cash, or if you establish a systematic withdrawal plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account.

Voluntary tax withholding
You may have the transfer agent withhold 28% of the dividends and capital gain distributions paid from your fund account (before any reinvestment) and forward the amount withheld to the Internal Revenue Service as a credit against your federal income taxes. Voluntary tax withholding is not available for retirement plan accounts or for accounts subject to backup withholding.

Reinstatement privilege for Class A and Class B shares
If you recently sold all or part of your Class A or Class B shares, you may be able to reinvest all or part of your sale proceeds without a sales charge in Class A shares of any Pioneer mutual fund. To qualify for reinstatement:
- You must send a written request to the transfer agent no more than six months after selling your shares and
- The registration of the account in which you reinvest your sale proceeds must be identical to the registration of the account from which you sold your shares.

When you elect reinstatement, you are subject to the provisions outlined in the selected fund's prospectus, including the fund's minimum investment requirement. Your sale proceeds will be reinvested in shares of the fund at the Class A net asset value per share determined after the transfer agent receives your written request for reinstatement.

You may realize a gain or loss for federal income tax purposes as a result of your sale of fund shares, and special tax rules may apply if you elect reinstatement. Consult your tax adviser for more information.

Buying, exchanging and selling shares Shareowner services

Pioneer website
www.pioneerfunds.com
The website includes a full selection of information on mutual fund investing. You can also use the website to get:
- Your current account information
- Prices, returns and yields of all publicly available Pioneer mutual funds
- Prospectuses for all the Pioneer mutual funds

FactFone(SM) 1-800-225-4321
You can use FactFone(SM) to:
- Obtain current information on your Pioneer mutual fund accounts
- Inquire about the prices and yields of all publicly available Pioneer mutual funds
- Make computer-assisted telephone purchases, exchanges and redemptions for your fund accounts
- Request account statements

If you plan to use FactFone(SM) to make telephone purchases and redemptions, first you must activate your personal identification number and establish your bank account of record. If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFone(SM).

Household delivery of fund documents

With your consent, Pioneer may send a single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by notifying Pioneer, by phone or in writing (see "How to contact us"). Pioneer will begin mailing separate proxy statements, prospectuses and shareholder reports to you within 30 days after receiving your notice.


Confirmation statements
The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

Tax information
In January of each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.

TDD 1-800-225-1997
If you have a hearing disability and access to TDD keyboard equipment, you can contact our telephone representatives with questions about your account by calling our TDD number between 8:30 a.m. and 5:30 p.m. Eastern time any weekday that the New York Stock Exchange is open.

Shareowner account policies

Signature guarantees and other requirements
You are required to obtain a signature guarantee when you are:
- Requesting certain types of exchanges or sales of fund shares
- Redeeming shares for which you hold a share certificate
- Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

Exchange limitation
The fund's exchange limitation is intended to discourage short-term trading in fund shares. Short-term trading can increase the expenses incurred by the fund and make portfolio management less efficient. In determining whether the exchange redemption limit has been reached, Pioneer may aggregate a series of exchanges (each valued at less than $25,000) and/or fund accounts that appear to be under common ownership or control. Pioneer may view accounts for which one person gives instructions or accounts that act on advice provided by a single source to be under common control.


The exchange limitation does not apply to automatic exchange transactions or to exchanges made by participants in employer-sponsored retirement plans qualified under Section 401(a) of the Internal Revenue Code. The exchange limitation does not apply to accounts that have a written exchange agreement with the distributor. The exchange limitation may not apply to transactions made through an omnibus account for fund shares.


Minimum account size
The fund requires that you maintain a minimum account value of $500. If you hold less than the minimum in your account because you have sold or exchanged some of your shares, the fund will notify you of its intent to sell your shares and close your account. You may avoid this by increasing the value of your account to at least the minimum within six months of the notice from the fund.

Telephone access
You may have difficulty contacting the fund by telephone during times of market volatility or disruption in telephone service. On New York Stock Exchange holidays or on days when the exchange closes early, the telephone center will adjust its hours accordingly. If you are unable to reach the fund by telephone, you should communicate with the fund in writing.

Share certificates
Normally, your shares will remain on deposit with the transfer agent and certificates will not be issued. If you are legally required to obtain a certificate, you may request one for your Class A shares only. A fee may be charged for this service.

Other policies
The fund may suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the fund to sell or value its portfolio securities or with the permission of the Securities and Exchange Commission.

The fund or the distributor may revise, suspend or terminate the account options and services available to shareowners at any time.

The fund reserves the right to redeem in kind by delivering portfolio securities to a redeeming shareowner, provided that the fund must pay redemptions in cash if a shareowner's aggregate redemptions in a 90-day period are less than $250,000 or 1% of the fund's net assets.


[MAGNIFYING GLASS GRAPHIC]

--------------------------
You may make up to four
exchange redemptions of
$25,000 or more per
account per calendar year
out of the fund. Except
as noted, you may
make any number of
exchanges of less than
$25,000.
--------------------------

Dividends, capital gains and taxes

[STONE COLUMN GRAPHIC]

---------------------------
Sales and
exchanges may be
taxable transactions
to shareowners.
---------------------------

Dividends and capital gains

The fund generally pays any distributions of net short- and long-term capital gains in November. The fund generally pays dividends from any net investment income quarterly during March, June, September and December. The fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid federal income or excise tax. If you invest in the fund close to the time that the fund makes a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.


Taxes

For federal income tax purposes, your distributions from the fund's net long-term capital gains are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Dividends and short-term capital gain distributions are taxable as ordinary income. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares. When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year the fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 31% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

You should ask your tax adviser about any federal and state tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of federal income tax considerations that may affect the fund and its shareowners.

Financial highlights
The financial highlights table helps you understand the fund's financial performance for the past five years.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Arthur Andersen LLP, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.

Pioneer Equity-Income Fund
Class A shares

                                                                          For the year ended October 31
                                                     ------------------------------------------------------------------------
                                                         2000           1999           1998           1997           1996
Net asset value, beginning of period                   $  29.97       $  28.10       $  24.78       $  20.37       $  18.22
                                                       --------       --------       --------       --------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                          $   0.58       $   0.48       $   0.49       $   0.50       $   0.55
 Net realized and unrealized gain
  (loss) on investments                                    1.28           2.62           4.04           5.36           2.24
                                                       --------       --------       --------       --------       --------
   Net increase (decrease) from
    investment operations                              $   1.86       $   3.10       $   4.53       $   5.86       $   2.79
Distributions to shareholders:
 Net investment income                                    (0.52)         (0.47)         (0.48)         (0.50)         (0.50)
 Net realized gain                                        (1.76)         (0.76)         (0.73)         (0.95)         (0.14)
                                                       --------       --------       --------       --------       --------
Net increase (decrease) in net asset value             $  (0.42)      $   1.87       $   3.32       $   4.41       $   2.15
                                                       --------       --------       --------       --------       --------
Net asset value, end of period                         $  29.55       $  29.97       $  28.10       $  24.78       $  20.37
                                                       ========       ========       ========       ========       ========
Total return*                                              6.90%         11.26%         18.69%         30.40%         15.53%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+               1.11%          1.09%          1.05%          1.11%          1.19%
Ratio of net investment income
 (loss) to average net assets+                             1.95%          1.62%          1.82%          2.22%          2.85%
Portfolio turnover rate                                      14%            23%            12%            18%            47%
Net assets, end of period (in
 thousands)                                            $539,602       $661,598       $584,389       $452,300       $336,384
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                              1.08%          1.07%          1.04%          1.10%          1.18%
 Net investment income (loss)                              1.98%          1.64%          1.83%          2.23%          2.86%


--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios assuming no reduction for fees paid indirectly.

Financial highlights

Pioneer Equity-Income Fund
Class B shares


                                                                          For the year ended October 31
                                                     ------------------------------------------------------------------------
                                                         2000           1999           1998           1997           1996
Net asset value, beginning of period                   $  29.78       $  27.91       $  24.63       $  20.26       $  18.15
                                                       --------       --------       --------       --------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                          $   0.35       $   0.25       $   0.29       $   0.33       $   0.41
 Net realized and unrealized
  gain (loss) on investments                               1.28           2.61           4.01           5.32           2.22
                                                       --------       --------       --------       --------       --------
   Net increase (decrease) from
    investment operations                              $   1.63       $   2.86       $   4.30       $   5.65       $   2.63
Distributions to shareholders:
 Net investment income                                    (0.28)         (0.23)         (0.29)         (0.33)         (0.38)
 Net realized gain                                        (1.76)         (0.76)         (0.73)         (0.95)         (0.14)
                                                       --------       --------       --------       --------       --------
Net Increase (decrease) in net asset value             $  (0.41)      $   1.87       $   3.28       $   4.37       $   2.11
                                                       --------       --------       --------       --------       --------
Net asset value, end of period                         $  29.37       $  29.78       $  27.91       $  24.63       $  20.26
                                                       ========       ========       ========       ========       ========
Total return*                                              6.04%         10.43%         17.83%         29.35%         14.70%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+               1.91%          1.87%          1.82%          1.88%          1.95%
Ratio of net investment income
 (loss) to average net assets+                             1.15%          0.84%          1.05%          1.45%          2.06%
Portfolio turnover rate                                      14%            23%            12%            18%            47%
Net assets, end of period (in
 thousands)                                            $257,999       $328,360       $281,469       $201,360       $134,657
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                              1.89%          1.85%          1.81%          1.87%          1.94%
 Net investment income (loss)                              1.17%          0.86%          1.06%          1.46%          2.07%

--------------------------------------------------------------------------------
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios assuming no reduction for fees paid indirectly.

Pioneer Equity-Income Fund
Class C shares


                                                                                                          January 1,
                                                                                                             1996
                                                             For the year ended October 31                  through
                                                 -----------------------------------------------------    October 31,
                                                     2000          1999          1998          1997          1996
Net asset value, beginning of period               $ 29.75       $ 27.88       $ 24.61       $ 20.25       $ 19.49
                                                   -------       -------       -------       -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                      $  0.30       $  0.22       $  0.27       $  0.32       $  0.27
 Net realized and unrealized gain
  (loss) on investments                               1.30          2.62          4.02          5.32          0.76
                                                   -------       -------       -------       -------       -------
   Net increase (decrease) from
    investment operations                          $  1.60       $  2.84       $  4.29       $  5.64       $  1.03
Distributions to shareholders:
 Net investment income                               (0.27)        (0.21)        (0.29)        (0.33)        (0.27)
 Net realized gain                                   (1.76)        (0.76)        (0.73)        (0.95)           --
                                                   -------       -------       -------       -------       -------
Net increase (decrease) in net asset value         $ (0.43)      $  1.87       $  3.27       $  4.36       $  0.76
                                                   -------       -------       -------       -------       -------
Net asset value, end of period                     $ 29.32       $ 29.75       $ 27.88       $ 24.61       $ 20.25
                                                   =======       =======       =======       =======       =======
Total return*                                         5.94%        10.35%        17.80%        29.32%         5.34%
Ratios/Supplemental Data
Ratio of net expenses to average net
 assets+                                              2.02%         1.97%         1.89%         1.93%         1.98%**
Ratio of net investment income
 (loss) to average net assets+                        1.05%         0.74%         0.97%         1.35%         1.91%**
Portfolio turnover rate                                 14%           23%           12%           18%           47%
Net assets, end of period (in
 thousands)                                        $32,050       $41,320       $25,941       $12,324       $ 4,144
Ratios assuming reduction for fees
 paid indirectly:
 Net expenses                                         1.98%         1.94%         1.87%         1.91%         1.94%**
 Net investment income (loss)                         1.09%         0.77%         0.99%         1.37%         1.95%**

--------------------------------------------------------------------------------
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

** Annualized.

+ Ratios assuming no reduction for fees paid indirectly.

Pioneer
Equity-Income Fund


You can obtain more free information about the fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

Shareowner reports
Annual and semiannual reports to shareowners provide information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of additional information
The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

Visit our website
www.pioneerfunds.com

You can also review the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-08657)

[Pioneer Logo] Pioneer
               Investments[RegTm]

Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109

www.pioneerfunds.com                            9812-00-0201
                         (C) Pioneer Funds Distributor, Inc.

[FRONT PAGE]

                                                   [PIONEER Investments(R) LOGO]

Pioneer
Equity-Income Fund

--------------------------------------------------------------------------------
                                                                  CLASS Y SHARES

                                                       Prospectus, March 1, 2001



Contents

                                 Basic information about the fund            1

                                 Management                                  6

                                 Buying, exchanging and selling shares       8

                                 Dividends, capital gains and taxes         16

                                 Financial highlights                       17

                                 Neither the Securities and Exchange Commission nor any state securities agency has approved the fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

--------------------------------------------------------------------------------
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contact your investment professional to discuss how the fund fits into your portfolio.
--------------------------------------------------------------------------------

Basic information about the fund

Investment objective

Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Principal investment strategies


The fund invests primarily in income producing equity securities of U.S. issuers. The income producing equity securities in which the fund may invest include common stocks, preferred stocks and interests in real estate investment trusts. Normally, the fund invests at least 80% of its total assets in income producing equity securities. The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.


Pioneer Investment Management, Inc., the fund's investment adviser, uses a value approach to select the fund's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. Pioneer also considers a security's potential to provide a reasonable amount of income. In making these assessments, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:

[BULLET]  Favorable expected returns relative to perceived risk

[BULLET]  Management with demonstrated ability and commitment to the company

[BULLET] Low market valuations relative to earnings forecast, book value, cash flow and sales

[BULLET]  Good prospects for dividend growth

Principal risks of investing in the fund

Even though the fund seeks current income and long-term growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:

[BULLET] The stock market goes down (this risk may be greater in the short term)

[BULLET]  Value stocks fall out of favor with investors

[BULLET] The fund's assets remain undervalued or do not have the potential value originally expected

[BULLET] Stocks selected for income do not achieve the same return as securities selected for capital appreciation

[BULLET]  Interest rates or inflation increases

Basic information about the fund

The fund's past performance

The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance varies from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------

Fund performance

The chart shows the performance of the fund's Class Y shares for each full calendar year since the class' inception on July 2, 1998.


The highest calendar quarterly return was 12.13% (3/31/99 to 6/30/99)

The lowest calendar quarterly return was -7.37% (6/30/99 to 9/30/99)


Annual return Class Y shares
(Year ended December 31)

[BEGIN BAR CHART]

  '99      '00
1.09%     13.52%

[END BAR CHART]

--------------------------------------------------------------------------------

Comparison with the Standard & Poor's
500 Index

The table shows the average annual total returns for the Class Y shares of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the fund, the index is not managed and does not incur expenses.

The table:

[BULLET]  Assumes that you sell your shares at the end of the period

[BULLET]  Assumes that you reinvest all of your  dividends and distributions



Average annual total return (%)
(for periods ended December 31, 2000)

                                 1 Year    Since Inception   Inception Date
---------------------------------------------------------------------------
Class Y                           13.52               8.01           7/2/98
---------------------------------------------------------------------------
Standard & Poor's
500 Index                         (9.11)             18.82               --
---------------------------------------------------------------------------

Fees and expenses

These are the fees and expenses, based on the fund's latest fiscal year, you may pay if you invest in the fund.

Shareowner fees
paid directly from your investment                            Class Y
---------------------------------------------------------------------
Maximum sales charge (load) when you buy shares                  None
---------------------------------------------------------------------
Maximum deferred sales charge (load)                             None
---------------------------------------------------------------------

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                   Class Y
---------------------------------------------------------------------
  Management Fee                                                0.60%
---------------------------------------------------------------------
  Distribution and Service (12b-1) Fee                          0.00%
---------------------------------------------------------------------
  Other Expenses                                                0.10%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses                            0.70%
---------------------------------------------------------------------

Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                               Number of years you own your shares
                            -----------------------------------------
                               1          3          5          10
---------------------------------------------------------------------
Class Y                       $72        $224       $390       $871
---------------------------------------------------------------------

Basic information about the fund

Other investment strategies and related risks

As discussed, the fund primarily invests in income producing equity securities of U.S. corporations to seek current income and long-term capital growth.


This section describes additional investments that the fund may make or strategies that it may pursue to a lesser degree to achieve the fund's goal. Some of the fund's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

More on principal investments

The fund may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow.

Investments other than U.S. equity securities

The portion of the fund's assets not invested in equity securities may be invested in debt securities of corporate and government issuers. Most of the debt securities the fund acquires are expected to be securities convertible into common stocks. Generally, the fund acquires debt securities that are investment grade, but the fund may invest up to 10% of its net assets (at the time of purchase) in below investment grade debt securities, including convertible debt securities. The fund invests in debt securities when Pioneer believes they are consistent with the fund's investment objective, to diversify the fund's portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the fund's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities.


Temporary investments


Normally, the fund invests substantially all of its assets to meet its investment objective. The fund may invest the remainder of its assets (normally not more than 10% of assets) in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy only when Pioneer believes securities in which the fund normally invests have extraordinary risks due to political or economic factors.

Short-term trading

The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Derivatives


The fund may use futures, options and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments. The fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the fund may use derivatives for a variety of non-principal purposes, including:

[BULLET] As a hedge against adverse changes in stock market prices or interest rates


[BULLET]  As a substitute for purchasing or selling securities

[BULLET] To increase the fund's return as a non-hedging strategy that may be considered speculative


Even a small investment in derivatives can have a significant impact on the fund's exposure to stock market values or interest rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management


Pioneer, the fund's investment adviser,

selects the fund's investments and oversees the fund's operations.

Pioneer is a majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of October 25, 2000, assets under management were $110 billion worldwide, including over $23 billion in assets under management by Pioneer.

Investment adviser

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.


Portfolio manager


Day-to-day management of the fund's portfolio is the responsibility of John A. Carey. Mr. Carey is a senior vice president of Pioneer. He joined Pioneer in 1979 as an analyst. Mr. Carey and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.


Mr. Carey is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the fund and other Pioneer mutual funds with similar investment objectives or styles. Mr. Carey and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

Management fee

The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is equal to 0.60% per year of the fund's average daily net assets up to $10 billion and 0.575% on the assets over $10 billion. The fee is normally computed daily and paid monthly.

Distributor and transfer agent

Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneer Investment Management Shareholder Services, Inc. is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.

Buying, exchanging and selling shares



[START SIDEBAR]

[MAGNIFYING GLASS GRAPHIC]

Share price

The net asset value per share calculated on the day of your transaction.

[END SIDEBAR]



Net asset value

The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).


The fund generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the fund may use an asset's fair value. Fair value is determined in accordance with procedures approved by the fund's trustees. You buy or sell Class Y shares at the share price.


Distribution of Class Y shares

The distributor incurs the expenses of distributing the fund's Class Y shares, none of which are reimbursed or paid for by the fund or the Class Y shareowners. Distribution expenses include fees paid to broker-dealers which have sales agreements with the distributor and other parties, advertising expenses and the cost of printing and mailing prospectuses to potential investors.

The distributor or its affiliates may make payments out of their own resources to dealers and other persons who distribute Class Y shares. Such payments may be based upon the value of Class Y shares sold. The distributor may impose conditions on the payment of such fees.

Opening your account



[START SIDEBAR]

[TELEPHONE GRAPHIC]

By phone

If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-888-294-4480 between 9:00 a.m. and 6:00 p.m. Eastern time on any weekday that the New York Stock Exchange is open.

[END SIDEBAR]




If you are an individual or other non-institutional investor, open your Class Y share account by completing an account application and sending it to the transfer agent by mail or by fax. If you are any other type of investor, please call the transfer agent to obtain a Class Y share account application and an account number.


If you invest in the fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

The transfer agent must receive your account application before you send your initial check or federal funds wire. In addition, you must provide a bank wire address of record when you establish your account.

If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional for more information.

Account options

Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:


Pioneer Investment Management Shareholder Services, Inc.
P.O. Box 9014
Boston, Massachusetts 02205-9014
Telephone 1-888-294-4480


Telephone transaction privileges

If your account is registered in your name, you can exchange or sell Class Y shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide the personal identification number for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

Buying, exchanging and selling shares

General rules on buying, exchanging and selling your fund shares

Share price

When you place an order to purchase, exchange or sell Class Y shares it must be received in good order by the transfer agent or by your broker-dealer by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) in order to purchase shares at the price determined on that day.

If you place your order through a broker-dealer, you must place the order before the close of regular trading on the New York Stock Exchange and your broker-dealer must submit the order to the distributor prior to the distributor's close of business (usually 5:30 p.m. Eastern time) for your share price to be determined at the close of regular trading on the date your order is received. Your broker-dealer is responsible for transmitting your order to the distributor. In all other cases except as described below for wire transfers, your share price will be calculated at the close of the New York Stock Exchange after the distributor receives your order.

Buying

You can buy Class Y shares at net asset value per share. The fund does not impose any initial, contingent deferred or asset based sales charge on Class Y shares. The distributor may reject any order until it has confirmed it in writing and received payment.

Minimum investment amount

Your initial Class Y share investment must be at least $5 million. This amount may be invested in one or more of the Pioneer mutual funds that currently offer Class Y shares. There is no minimum additional investment amount.

Waivers of the minimum investment amount

The fund will accept an initial investment of less than $5 million if:

(a) The investment is made by a trust company or bank trust department which is initially investing at least $1 million in any of the Pioneer mutual funds and, at the time of the purchase, such assets are held in a fiduciary, advisory, custodial or similar capacity over which the trust company or bank trust department has full or shared investment discretion; or

(b) The investment is at least $1 million in any of the Pioneer mutual funds and the purchaser is an insurance company separate account; or

(c) The account is not represented by a broker/dealer and the investment is made by (1) an ERISA-qualified retirement plan that meets the requirements of Section 401 of the Internal Revenue Code, (2) an employer-sponsored retirement plan that meets the requirements of Section 403 or 457 of the Internal Revenue Code, (3) a private foundation that meets the requirements of Section 501(c)(3) of the Internal Revenue Code or (4) an endowment or other organization that meets the requirements of
     Section 509(a)(1) of the Internal Revenue Code; or


(d) The investment is made by an employer-sponsored retirement plan established for the benefit of (1) employees of Pioneer or employees of its affiliates, or (2) employees or the affiliates of broker-dealers who have a Class Y shares sales agreement with the distributor.

Exchanging

You may exchange your Class Y shares for the Class Y shares of another Pioneer mutual fund.


Your exchange request must be for at least $1,000. The fund allows you to exchange your Class Y shares at net asset value without charging you either an initial or contingent deferred sales charge.


Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

Selling

Your Class Y shares will be sold at net asset value per share next calculated after the fund receives your request in good order. If a signature guarantee is required, you must submit your request in writing.

The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently purchased the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date.

If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

--------------------------------------------------------------------------------
Good order means that:
[BULLET]  You have provided adequate instructions
[BULLET]  There are no outstanding claims against your account
[BULLET]  There are no transaction limitations on your account
[BULLET] If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered

[BULLET]  Your request includes a signature guarantee if you:
          -  Are selling over $100,000 worth of shares and
          - Want the sale proceeds sent to an address other than your bank account of record or
          - Want the sale proceeds to be made payable to someone other than the account's record owners or
          - The account registration, address of record or bank account of record has changed within the last 30 days
          -  Are selling or exchanging over $5 million worth of shares
          - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration

--------------------------------------------------------------------------------

[START SIDEBAR]

[STONE COLUMN GRAPHIC]

--------------------------------------------------------------------------------
You may have to pay income taxes on a sale or an exchange.
--------------------------------------------------------------------------------

[END GRAPHIC]

Buying, exchanging and selling shares

                          Buying shares
                          ------------------------------------------------------
    In writing, by        You can purchase Class Y shares by mailing a check
    mail or by fax        to the transfer agent. Make your check payable to the
                          fund. Neither initial nor subsequent investments should be made by third party check. Your check must be in U.S. dollars and drawn on a U.S. bank. Include in your purchase request the fund's name, the account number and the name or names in the account registration.

                          If you are registering an account in the name of a corporation or other fiduciary, you must send your completed account set-up forms to the transfer agent prior to making your initial purchase.

                          ------------------------------------------------------
          By phone        By wire
           or wire
                          If you have an existing Class Y account, you may wire funds to purchase Class Y shares. Note, however, that:

                          [BULLET] State Street Bank must receive your wire no
                                   later than 11:00 a.m. Eastern time on the business day after the fund receives your request to purchase shares

                          [BULLET] If State Street Bank does not receive your
                                   wire by 11:00 a.m. Eastern time on the next business day, your transaction will be canceled at your expense and risk

                          [BULLET] Wire transfers normally take two or more
                                   hours to complete and a fee may be charged by the sending bank

                          [BULLET] Wire transfers may be restricted on holidays
                                   and at certain other times

                          Instruct your bank to wire funds to:

                          Receiving Bank:      State Street Bank
                                                  and Trust Company
                                               225 Franklin Street
                                               Boston, MA 02101
                                               ABA Routing No. 011000028

                          For further credit:  Shareholder Name
                                               Existing Pioneer
                                               Account No.
                                               Pioneer Equity-Income Fund

                          ------------------------------------------------------
      Through your        Consult your investment professional for more
   investment firm        information.


                          Exchanging shares
                          ------------------------------------------------------
    In writing, by        You can exchange Class Y shares by mailing or faxing a
    mail or by fax        letter of instruction to the transfer agent. You can
                          exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $5 million. Include in your letter:

                          [BULLET] The name and signature of all registered
                                   owners

                          [BULLET] A signature guarantee for each registered
                                   owner if the amount of the exchange is more than $5 million

                          [BULLET] The name of the fund out of which you are
                                   exchanging and the name of the fund into which you are exchanging

                          [BULLET] The dollar amount or number of Class Y
                                   shares you are exchanging

                          ------------------------------------------------------
          By phone        By phone
           or wire
                          After you establish your Class Y account, you can exchange fund shares by phone if:

                          [BULLET] You are using the exchange to establish a new
                                   account, provided the new account has a
                                   registration identical to the original
                                   account

                          [BULLET] The fund into which you are exchanging offers
                                   Class Y shares

                          [BULLET] You are not exchanging more than $5 million
                                   worth of shares per account per day

                          [BULLET] You can provide the proper account
                                   identification information



                          ------------------------------------------------------
      Through your        Consult your investment professional for more
   investment firm        information about exchanging your shares.

Selling shares
--------------------------------------------------------------------------------
You can sell some or all of your Class Y shares by writing directly to the fund only if your account is registered in your name. Include in your request your name, the fund's name, your fund account number, the dollar amount or number of Class Y shares to be sold and any other applicable requirements as described below.

[BULLET] The transfer agent will send the sale proceeds to your address of record unless you provide other instructions

[BULLET] Your request must be signed by all registered owners

[BULLET] The transfer agent will not process your request until it is received in good order

By fax

[BULLET] You may sell up to $5 million per account per day if the proceeds are directed to your bank account of record

[BULLET] You may sell up to $100,000 per account per day if the proceeds are not directed to your bank account of record

--------------------------------------------------------------------------------

By phone

[BULLET] You may sell up to $5 million per account per day if the proceeds are directed to your bank account of record

[BULLET] You may sell up to $100,000 per account per day if the proceeds are not directed to your bank account of record

You may sell fund shares held in a retirement plan account by phone only if your account is an IRA. You may not sell your shares by phone if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:

[BULLET] By check, provided the check is made payable exactly as your account is registered

[BULLET] By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record


--------------------------------------------------------------------------------
Consult your investment professional for more information. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.















--------------------------------------------------------------------------------
How to contact us

By phone   [TELEPHONE GRAPHIC]

For information or to request a telephone transaction between 9:00 a.m. and 6:00 p.m. (Eastern time) by speaking with a shareholder services representative call 1-888-294-4480
To use FactFone(SM) call
1-800-225-4321

By mail [ENVELOPE GRAPHIC]


Send your written instructions to:
Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 9014
Boston, Massachusetts 02205-9014


By fax [FAX GRAPHIC]

Fax your exchange and sale requests to:
1-888-294-4485
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Exchange privilege

The fund and the distributor reserve the right to refuse any exchange request or restrict, at any time without notice, the number and/or frequency of exchanges to prevent abuses of the exchange privilege. Abuses include frequent trading in response to short-term market fluctuations and a pattern of trading that appears to be an attempt to "time the market." In addition, the fund and the distributor reserve the right, at any time without notice, to charge a fee for exchanges or to modify, limit or suspend the exchange privilege. The fund will provide 60 days' notice of material amendments to or termination of the privilege.

-------------------------------------------------------------------------------

Other requirements

If you must use a written request to exchange or sell your Class Y shares and your account is registered in the name of a corporation or other fiduciary you must include the name of an authorized person and a certified copy of a current corporate resolution, certificate of incumbency or similar legal document showing that the named individual is authorized to act on behalf of the record owner.

-------------------------------------------------------------------------------

Buying, exchanging and selling shares

Account options

Distribution options

The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

Shareowner services

Pioneer website
www.pioneerfunds.com

The website includes a full selection of information on mutual fund investing. You can also use the website to get:

[BULLET]  Your current account information

[BULLET] Prices, returns and yields of all publicly available Pioneer mutual funds

[BULLET]  Prospectuses for all the Pioneer mutual funds

FactFone(SM) 1-800-225-4321
You can use FactFone(SM) to:

[BULLET]  Obtain current information on your Pioneer mutual fund accounts

[BULLET] Inquire about the prices and yields of all publicly available Pioneer mutual funds

[BULLET]  Request account statements

If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFone(SM) to obtain account information.

Confirmation statements

The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

Tax information

In January of each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.

Shareowner account policies

Signature guarantees and other requirements

You are required to obtain a signature guarantee when you are:

[BULLET]  Requesting certain types of exchanges or sales of fund shares

[BULLET]  Redeeming shares for which you hold a share certificate

[BULLET]  Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

Minimum account size

The fund requires that you maintain a minimum account value of $500. If you hold less than the minimum in your account because you have sold or exchanged some of your shares, the fund will notify you of its intent to sell your shares and close your account. You may avoid this by increasing the value of your account to at least the minimum within six months of the notice from the fund.

Telephone access

You may have difficulty contacting the fund by telephone during times of market volatility or disruption in telephone service. On New York Stock Exchange holidays or on days when the exchange closes early, the telephone center will adjust its hours accordingly. If you are unable to reach the fund by telephone, you should communicate with the fund in writing.

Share certificates

Normally, your shares will remain on deposit with the transfer agent and certificates will not be issued.

Other policies

The fund may suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the fund to sell or value its portfolio securities or with the permission of the Securities and Exchange Commission.

The fund or the distributor may revise, suspend or terminate the account options and services available to shareowners at any time.

The fund reserves the right to stop offering Class Y shares.

The fund reserves the right to redeem in kind by delivering portfolio securities to a redeeming shareowner, provided that the fund must pay redemptions in cash if a shareowner's aggregate redemptions in a 90-day period are less than $250,000 or 1% of the fund's net assets.

Dividends, capital gains and taxes


[START SIDEBAR]

[STONE COLUMN GRAPHIC]

--------------------------------------------------------------------------------
Sales and exchanges may be taxable transactions to shareowners.
--------------------------------------------------------------------------------

[END SIDEBAR]


Dividends and capital gains


The fund generally pays any distributions of net short- and long-term capital gains in November. The fund generally pays dividends from any net investment income quarterly during March, June, September and December. The fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid federal income or excise tax. If you invest in the fund close to the time that the fund makes a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.


Taxes


For federal income tax purposes, your distributions from the fund's net long-term capital gains are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Dividends and short-term capital gain distributions are taxable as ordinary income. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares. When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year the fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 31% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

You should ask your tax adviser about any federal and state tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of federal income tax considerations that may affect the fund and its shareowners.

Financial highlights

The financial highlights table helps you understand the fund's financial performance.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Arthur Andersen LLP, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.

                                     Pioneer Equity-Income Fund
                                     Class Y shares


                                                        For the year ended          July 2,
                                                            October 31           1998 through
                                                     -------------------------    October 31,
                                                         2000          1999          1998
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $30.00        $28.13        $28.72
                                                        ------        ------        ------
Increase (decrease) from investment operations:

 Net investment income (loss)                           $ 0.70        $ 0.59        $ 0.18
 Net realized and unrealized gain
  (loss) on investments                                   1.27          2.62         (0.64)
                                                        ------        ------        ------
  Net increase (decrease) from
   investment operations                                $ 1.97        $ 3.21        $(0.46)
Distributions to shareholders:
 Net investment income                                   (0.62)        (0.58)        (0.13)
 Net realized gain                                       (1.76)        (0.76)           --
                                                        ------        ------        ------
Net increase (decrease) in net asset value              $(0.41)       $ 1.87        $(0.59)
                                                        ------        ------        ------
Net asset value, end of period                          $29.59        $30.00        $28.13
                                                        ======        ======        ======
Total return*                                             7.33%        11.67%        (1.59)%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+              0.70%         0.70%         0.74%**
Ratio of net investment income
 (loss) to average net assets+                            2.37%         2.01%         2.07%**
Portfolio turnover rate                                     14%           23%           12%
Net assets, end of period (in thousands)                $2,669        $3,517        $2,888
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                             0.68%         0.69%         0.74%**
 Net investment income (loss)                             2.39%         2.02%         2.07%**


--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.

Pioneer
Equity-Income Fund


You can obtain more free information about the fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-888-294-4480.


Shareowner reports

Annual and semiannual reports to shareowners provide information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of additional information

The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

Visit our website
www.pioneerfunds.com

You can also review the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-08657)






[PIONEER
 Investments(R) LOGO]

               Pioneer Funds Distributor, Inc.
               60 State Street
               Boston, MA 02109
                                                                    9813-00-0201
               www.pioneerfunds.com          (C) Pioneer Funds Distributor, Inc.

                           PIONEER EQUITY-INCOME FUND
                                 60 State Street
                           Boston, Massachusetts 02109

                       STATEMENT OF ADDITIONAL INFORMATION

                  Class A, Class B, Class C and Class Y Shares


                                  March 1, 2001

This statement of additional information is not a prospectus. It should be read in conjunction with the fund's Class A, Class B and Class C shares prospectus and its Class Y shares prospectus, each dated March 1, 2001, as supplemented or revised from time to time. A copy of each prospectus can be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the fund at 60 State Street, Boston, Massachusetts 02109. You can also obtain a copy of the fund's Class A, Class B and Class C shares prospectus from our website at: www.pioneerfunds.com. The fund's financial statements for the fiscal year ended October 31, 2000 are incorporated into this statement of additional information by reference. The most recent annual report to shareholders is attached to this statement of additional information.


                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

1.    Fund History...........................................................2
2.    Investment Policies, Risks and Restrictions............................2
3.    Management of the Fund................................................14
4.    Investment Adviser....................................................17
5.    Principal Underwriter and Distribution Plans..........................19
6.    Shareholder Servicing/Transfer Agent..................................24
7.    Custodian.............................................................24
8.    Independent Public Accountants........................................24
9.    Portfolio Transactions................................................24
10.   Description of Shares.................................................25
11.   Sales Charges.........................................................27
12.   Redeeming Shares......................................................31
13.   Telephone Transactions................................................32
14.   Pricing of Shares.....................................................33
15.   Tax Status............................................................34
16.   Investment Results....................................................38
17.   Financial Statements..................................................41
18.   Appendix A - Annual Fee, Expense and Other Information................42
19.   Appendix B - Description of Short-Term Debt, Corporate Bond
      and Preferred Stock Ratings...........................................46
20.   Appendix C - Performance Statistics...................................52
21.   Appendix D - Other Pioneer Information................................73

1. FUND HISTORY

The fund is a diversified open-end management investment company. The fund was originally organized as a series of Pioneer Growth Trust, a Massachusetts business trust on April 7, 1990. It was reorganized as a Delaware business trust on June 30, 1998.

2. INVESTMENT POLICIES, RISKS AND RESTRICTIONS

The prospectuses present the investment objective and the principal investment strategies and risks of the fund. This section supplements the disclosure in the fund's prospectuses and provides additional information on the fund's investment policies or restrictions. Restrictions or policies stated as a maximum percentage of the fund's assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than limitations on borrowing and illiquid securities). Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the fund's restrictions and policies.

Primary Investments

Under normal circumstances, the fund invests at least 80% of its total assets in income-producing equity securities. The remainder of the portfolio may be invested in debt obligations, most of which are expected to be securities convertible into common stock.

Illiquid Securities

The fund will not invest more than 15% of its net assets in illiquid and other securities that are not readily marketable. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (the "1933 Act"), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by Pioneer Investment Management, Inc. ("Pioneer"), the fund's investment adviser. Pioneer determines the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board of Trustees. The Board of Trustees monitors Pioneer's application of these guidelines and procedures. The inability of the fund to dispose of illiquid investments readily or at reasonable prices could impair the fund's ability to raise cash for redemptions or other purposes. If the fund sold restricted securities other than pursuant to an exception from registration under the 1933 Act such as Rule 144A, it may be deemed to be acting as an underwriter and subject to liability under the 1933 Act.

Debt Securities Selection

In selecting fixed income securities for the fund, Pioneer gives primary consideration to the fund's investment objective, the attractiveness of the market for debt securities given Pioneer's outlook for the equity markets and the fund's liquidity requirements. Once Pioneer determines to allocate a portion of the fund's assets to debt securities, Pioneer generally focuses on short-term instruments to provide liquidity and may invest in a range of fixed income securities if the fund is investing in such instruments for income or capital gains. Pioneer selects individual securities based on broad economic factors and issuer specific factors including the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification.

Convertible Debt Securities

The fund may invest in convertible debt securities which are debt obligations convertible at a stated exchange rate or formula into common stock or other equity securities of or owned by the issuer. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently may be of higher quality and entail less risk than the issuer's common stock. As with all debt securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

Debt Securities Rating Criteria

Investment grade debt securities are those rated "BBB" or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or the equivalent rating of other nationally recognized securities rating organizations. Debt securities rated BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's ability to pay interest and repay principal. If the rating of an investment grade debt security falls below investment grade, Pioneer will consider if any action is appropriate in light of the fund's investment objective and policies.

Below investment grade debt securities are those rated "BB" and below by Standard & Poor's or the equivalent rating of other nationally recognized securities rating organizations. See Appendix B for a description of rating categories. The fund may invest in debt securities rated `C' or better.

Below investment grade debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of junk bond securities outstanding has proliferated as an increasing number of issuers have used junk bonds for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the fund's net asset value to the extent that it invests in such securities. In addition, the fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the fund's net asset value.

Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry lower ratings and in comparable unrated securities. Pioneer will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.


Real Estate Investment Trusts ("REITs") and Associated Risk Factors

REITs are pooled investment vehicles which primarily invest in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the fund. Debt securities issued by REITs, for the most part, are general and unsecured obligations and are subject to risks associated with REITs.


Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor's 500 Stock Index (the "S&P 500").

Other Investment Companies

The fund may invest in the securities of other investment companies to the extent that such investments are consistent with the fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, the fund may not acquire the securities of other domestic or non-U.S. investment companies if, as a result,
(i) more than 10% of the fund's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the fund, or (iii) more than 5% of the fund's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. The fund will not invest in other investment companies for which Pioneer or any of its affiliates act as an investment adviser or distributor.

The fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the fund's own operations.

Repurchase Agreements


The fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the fund's purchase price, with the difference being income to the fund. Under the direction of the Board of Trustees, Pioneer reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with the fund. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by the fund's custodian in a segregated, safekeeping account for the benefit of the fund. Repurchase agreements afford the fund an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the fund has not perfected a security interest in the security, the fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the fund would be at risk of losing some or all of the principal and interest involved in the transaction.


Short Sales Against the Box

The fund may sell securities "short against the box." A short sale involves the fund borrowing securities from a broker and selling the borrowed securities. The fund has an obligation to return securities identical to the borrowed securities to the broker. In a short sale against the box, the fund at all times owns an equal amount of the security sold short or securities convertible into or exchangeable for, with or without payment of additional consideration, an equal amount of the security sold short. The fund intends to use short sales against the box to hedge. For example, when the fund believes that the price of a current portfolio security may decline, the fund may use a short sale against the box to lock in a sale price for a security rather than selling the security immediately. In such a case, any future losses in the fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position.

If the fund effects a short sale against the box at a time when it has an unrealized gain on the security, it may be required to recognize that gain as if it had actually sold the security (a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale provided that certain other conditions are satisfied. Uncertainty regarding certain tax consequences of effecting short sales may limit the extent to which the fund may make short sales against the box.

Asset Segregation

The 1940 Act requires that the fund segregate assets in connection with certain types of transactions that may have the effect of leveraging the fund's portfolio. If the fund enters into a transaction requiring segregation, such as a forward commitment, the custodian or Pioneer will segregate liquid assets in an amount required to comply with the 1940 Act. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated.

When-Issued and Delayed Delivery Securities


The fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the fund prior to the actual delivery or payment by the other party to the transaction. The fund will not earn income on these securities until delivered. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When-issued and delayed delivery transactions will be fully collateralized by segregating liquid assets. See "Asset Segregation."

Investments in Equity Securities

Equity securities, such as common stock, generally represent an ownership interest in a company. While equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the fund. Also, the price of equity securities, particularly common stocks, are sensitive to general movements in the stock market. A drop in the stock market may depress the price of equity securities held by the fund.


Portfolio Turnover

It is the policy of the fund not to engage in trading for short-term profits although portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the fund. See Appendix A for the fund's annual portfolio turnover rate. A high rate of portfolio turnover (100% or more) involves correspondingly greater transaction costs which must be borne by the fund and its shareholders. See Appendix A for the fund's annual portfolio turnover rate.

Options on Securities and Securities Indices

The fund may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. The fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

Writing Call and Put Options on Securities. A call option written by the fund obligates the fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by the fund are covered, which means that the fund will own the securities subject to the options as long as the options are outstanding, or the fund will use the other methods described below. The fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, the fund may forego the opportunity to profit from an increase in the market price of the underlying security.

A put option written by the fund would obligate the fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by the fund would be covered, which means that the fund would have segregated assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the fund. However, in return for the option premium, the fund accepts the risk that it may be required to purchase the underlying security at a price in excess of its market value at the time of purchase.

Call and put options written by the fund will also be considered to be covered to the extent that the fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the fund. In addition, a written call option or put may be covered by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund's net exposure on its written option position.

Writing Call and Put Options on Securities Indices. The fund may also write
(sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

The fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. The fund may cover call and put options on a securities index with segregated assets with a value equal to the exercise price.

Purchasing Call and Put Options. The fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.

The fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the fund's securities. Put options may also be purchased by the fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

The fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Risks of Trading Options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If the fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if the fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


The fund may purchase and sell both options that are traded on U.S. exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the "SEC") changes its position, the fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.


Transactions by the fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which the fund may write or purchase may be affected by options written or purchased by other investment advisory clients of Pioneer. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Pioneer's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

In addition to the risks of imperfect correlation between the fund's portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the fund in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

Futures Contracts and Options on Futures Contracts

To hedge against changes in securities prices or currency exchange rates or to seek to increase total return, the fund may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. The fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices and other financial instruments and indices. The fund will engage in futures and related options transactions for bona fide hedging and non-hedging purposes as described below. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, the fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price and rate of return on portfolio securities and securities that the fund owns or proposes to acquire. The fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund's portfolio securities If, in the opinion of Pioneer, there is a sufficient degree of correlation between price trends for the fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into such futures contracts as part of its hedging strategies. Although under some circumstances prices of securities in the fund's portfolio may be more or less volatile than prices of such futures contracts, Pioneer will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the fund may take a "long" position by purchasing futures contracts. This may be done, for example, when the fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the fund's assets. By writing a call option, the fund becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the fund intends to purchase. However, the fund becomes obligated to purchase a futures contract (if the option is exercised) which may have a value lower than the exercise price. Thus, the loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The fund will engage in futures and related options transactions only for bona fide hedging or non-hedging purposes in accordance with CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. The fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the fund or which the fund expects to purchase. Except as stated below, the fund's futures transactions will be entered into for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities that the fund owns, or futures contracts will be purchased to protect the fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities or in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits the fund to elect to comply with a different test, under which the sum of the amounts of initial margin deposits on the fund's existing non-hedging futures contracts and premiums paid for options on futures entered into for non-hedging purposes (net of the amount the positions are "in the money") would not exceed 5% of the market value of the fund's total assets. The fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for maintaining its qualification as a regulated investment company for U.S. federal income tax purposes.

Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities, require the fund to segregate assets to cover such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss.


Warrants and Stock Purchase Rights

The fund may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holders to purchase, and they do not represent any rights in the assets of the issuer.

The fund may also invest in stock purchase rights. Stock purchase rights are instruments, frequently distributed to an issuer's shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution. The rights do not carry with them the right to dividends or to vote and may or may not be transferable. Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer's current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.


Preferred Shares

The fund may invest in preferred shares of beneficial interest of trust instruments. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed dividend payment rate and/or a liquidity preference over the issuer's common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the fund's fixed income securities.

Lending of Portfolio Securities

The fund may lend portfolio securities to member firms of the New York Stock Exchange (the "Exchange"), under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of an increase and the detriment of any decrease in the market value of the securities loaned and would also receive compensation based on investment of the collateral. The fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The fund will lend portfolio securities only to firms that have been approved in advance by the Board of Trustees, which will monitor the creditworthiness of any such firms. At no time would the value of the securities loaned exceed 30% of the value of the fund's total assets.

Investment Restrictions

The fund does not intend to enter into any reverse repurchase agreements or dollar rolls or borrow money, as described in fundamental investment restriction
(1) during the current fiscal year.


Fundamental Investment Restrictions. The fund has adopted certain fundamental investment restrictions which, along with the fund's investment objective, may not be changed without the affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the fund. The fund may not:


(1) Borrow money, except from banks as a temporary measure to facilitate the meeting of redemption requests or for extraordinary or emergency purposes and except pursuant to reverse repurchase agreements or dollar rolls, in all cases in amounts not exceeding 33 1/3% of the fund's total assets (including the amount borrowed) taken at market value;

(2) Invest in real estate or interests therein, excluding readily marketable securities of companies that invest in real estate or real estate investment trusts;

(3) Invest in commodities or commodity contracts, except interest rate futures contracts, options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, interest rate swaps, caps and floors and repurchase agreements entered into in accordance with the fund's investment policies;

(4) Make loans, provided that (i) the purchase of debt securities pursuant to the fund's investment objective shall not be deemed loans for the purposes of this restriction; (ii) loans of portfolio securities as described, from time to time, under "Lending of Portfolio Securities" shall be made only in accordance with the terms and conditions therein set forth; and (iii) in seeking a return on temporarily available cash, the fund may engage in repurchase transactions as described in the prospectus;

(5) Issue senior securities, except as permitted by restrictions nos. 1, 3 and 4 above, and, for purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the fund's investment policies, and the pledge, mortgage or hypothecation of the fund's assets within the meaning of fundamental restriction no. 7 below are not deemed to be senior securities;

(6) Act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities; or

(7) Guarantee the securities of any other company, or mortgage, pledge, hypothecate, assign or otherwise encumber as security for indebtedness its securities or receivables in an amount exceeding the amount of the borrowing secured thereby.

In addition to the foregoing restrictions, in order to remain a diversified investment company under the 1940 Act, it is a fundamental investment policy of the fund that at least 75% of the value of the fund's total assets must be represented by cash and cash items, government securities, securities of other investment companies, and other securities, which, for the purpose of this calculation, is limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the fund and to not more than 10% of the outstanding voting securities of such issuer.


It is the fundamental policy of the fund not to concentrate its investments in securities of companies in any particular industry. Following the current opinion of the staff of the SEC, investments are deemed to be concentrated in a particular industry if such investments constitute 25% or more of the fund's net assets. The fund's policies on concentration do not apply to investments in U.S. government securities.



3. MANAGEMENT OF THE FUND

The fund's Board of Trustees provides broad supervision over the affairs of the fund. The officers of the fund are responsible for the fund's operations. The Trustees and executive officers of the fund are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the fund within the meaning of the 1940 Act.


JOHN F. COGAN, JR.*, Chairman of the Board, President and Trustee, DOB: June
1926

Director-Deputy Chairman of Pioneer Global Asset Management S.p.A. ("PGAM"); Non-Executive Chairman and a Director of Pioneer Investment Management USA Inc. ("PIM-USA"); Chairman and a Director of Pioneer and Pioneer Global Funds Distributor, Ltd.; President and Director of Pioneer International Corporation ("PIntl"); Member of the Supervisory Board of Pioneer Fonds Marketing GmbH, Pioneer First Polish Investment Fund Joint Stock Company ("Pioneer First Polish"), Pioneer Czech Investment Company, a.s. ("Pioneer Czech") and Pioneer Universal Pension Fund Company; Chairman, President and Trustee of all of the Pioneer mutual funds; Director of Pioneer America Fund Plc, Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer Euro Reserve Fund Plc, Pioneer European Equity Fund Plc, Pioneer Emerging Europe Fund Plc, Pioneer Greater Asia Fund Plc, Pioneer U.S. Growth Fund Plc, Pioneer U.S. High Yield Fund Plc and Pioneer US Real Estate Fund Plc; and Of Counsel, Hale and Dorr LLP (counsel to PIM-USA and the fund).

MARY K. BUSH, Trustee, DOB: April 1948
4201 Cathedral Avenue, NW, Washington, DC 20016
President, Bush & Co. (international financial advisory firm); Director and/or Trustee of Mortgage Guaranty Insurance Corporation, Hoover Institution, March of Dimes, Texaco, Inc., R.J. Reynolds Tobacco Holdings, Inc. and Brady Corporation (industrial identification and specialty coated material products manufacturer); Advisory Board Member, Washington Mutual Investors Fund (registered investment company); and Trustee of all of the Pioneer mutual funds.

RICHARD H. EGDAHL, M.D., Trustee, DOB: December 1926
Boston University Healthcare Entrepreneurship Program, 53 Bay State Road, Boston, MA 02215 Alexander Graham Bell Professor of Health Care Entrepreneurship, Boston University; Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; University Professor, Boston University; Director, Boston University Health Policy Institute, University Program for Health Care Entrepreneurship; Trustee, Boston Medical Center; and Trustee of all of the Pioneer mutual funds.

MARGARET B.W. GRAHAM, Trustee, DOB: May 1947
The Keep, P.O. Box 110, Little Deer Isle, ME 04650
Founding Director, The Winthrop Group, Inc. (consulting firm); and Trustee of all of the Pioneer mutual funds.

MARGUERITE A. PIRET, Trustee, DOB: May 1948
One Boston Place, 26th Floor, Boston, MA 02108
President, Newbury, Piret & Company, Inc. (merchant banking firm); Trustee of Boston Medical Center; Member of the Board of Governors of the Investment Company Institute; Director, Organogenesis Inc. (tissue engineering company); and Trustee of all of the Pioneer mutual funds.

DAVID D. TRIPPLE*, Trustee and Executive Vice President, DOB: February 1944 Chief Executive Officer-Pioneer US of PGAM; Director, Chief Executive Officer and President of PIM-USA; Chairman and a Director of Pioneer Funds Distributor, Inc. ("PFD"); President and a Director of Pioneer; Director of Pioneer Investment Management Shareholder Services, Inc. ("PIMSS") and PIntl; Member of the Supervisory Board of Pioneer First Polish, Pioneer Czech and Pioneer Asset Management, S.A.; and Executive Vice President and Trustee of all of the Pioneer mutual funds.

STEPHEN K. WEST, Trustee, DOB: September 1928
125 Broad Street, New York, NY 10004
Of Counsel, Sullivan & Cromwell (law firm); Director, Dresdner RCM Global Strategic Income Fund, Inc. since May 1997 and The Swiss Helvetia Fund, Inc. since 1995 (investment companies), AMVESCAP PLC

(investment managers) since 1997 and ING American Insurance Holdings, Inc.; and Trustee of all of the Pioneer mutual funds.

JOHN WINTHROP, Trustee, DOB: June 1936
One North Adgers Wharf, Charleston, SC 29401
President, John Winthrop & Co., Inc. (private investment firm); Director of NUI Corp. (energy sales, services and distribution); and Trustee of all of the Pioneer mutual funds.

JOSEPH P. BARRI, Secretary, DOB: August 1946
Corporate Secretary of PIM-USA and most of its subsidiaries until October 2000; Secretary of all of the Pioneer mutual funds; and Partner, Hale and Dorr LLP.

VINCENT NAVE, Treasurer, DOB: June 1945
Vice President-Fund Accounting and Custody Services of PIM-USA (Manager from September 1996 to February 1999); and Treasurer of all of the Pioneer mutual funds (Assistant Treasurer from June 1999 to November 2000).

LUIS I. PRESUTTI, Assistant Treasurer, DOB: April 1965
Assistant Vice President-Fund Accounting, Administration and Custody Services of Pioneer (Fund Accounting Manager from 1994 to 1999); and Assistant Treasurer of all of the Pioneer mutual funds since November 2000.

JOHN F. DALY III, Assistant Treasurer, DOB: August 1965
Global Custody and Settlement Division Manager of PIM-USA; and Assistant Treasurer of all of the Pioneer mutual funds since November 2000.

DOROTHY E. BOURASSA, Assistant Secretary, DOB: January 1948
Senior Vice President-Legal and Secretary of PIM-USA and Secretary/Clerk of most of its subsidiaries since October 2000; Assistant Secretary of all of the Pioneer mutual funds since November 2000; Senior Counsel, Assistant Vice President and Director of Compliance of PIM-USA from April 1998 through October 2000; Vice President and Assistant General Counsel, First Union Corporation from December 1996 through March 1998; and Vice President and Counsel, Keystone Investments, Inc. from March 1986 through November 1996.


The business address of all officers is 60 State Street, Boston, Massachusetts 02109.


All of the outstanding capital stock of PFD, Pioneer and PIMSS is indirectly majority owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides management and financial services to mutual funds, institutional and other clients.


The table below lists all of the U.S.-registered Pioneer mutual funds currently offered to the public and the investment adviser and principal underwriter for each fund.

                                                                   Principal
Fund Name                                   Investment Adviser     Underwriter


Pioneer International Growth Fund           Pioneer                PFD
Pioneer Europe Fund                         Pioneer                PFD
Pioneer Europe Select Fund                  Pioneer                PFD
Pioneer Global Financials Fund              Pioneer                PFD
Pioneer Global Health Care Fund             Pioneer                PFD
Pioneer Global Telecoms Fund                Pioneer                PFD
Pioneer World Equity Fund                   Pioneer                PFD
Pioneer Emerging Markets Fund               Pioneer                PFD
Pioneer Indo-Asia Fund                      Pioneer                PFD
Pioneer Mid-Cap Value Fund                  Pioneer                PFD
Pioneer Mid-Cap Fund                        Pioneer                PFD
Pioneer Growth Shares                       Pioneer                PFD
Pioneer Small Company Fund                  Pioneer                PFD
Pioneer Independence Fund                   Pioneer                Note 1
Pioneer Micro-Cap Fund                      Pioneer                PFD
Pioneer Science and Technology Fund         Pioneer                PFD
Pioneer Balanced Fund                       Pioneer                PFD
Pioneer Equity-Income Fund                  Pioneer                PFD
Pioneer Fund                                Pioneer                PFD
Pioneer II                                  Pioneer                PFD
Pioneer Real Estate Shares                  Pioneer                PFD
Pioneer Limited Maturity Bond Fund          Pioneer                PFD
Pioneer America Income Trust                Pioneer                PFD
Pioneer Bond Fund                           Pioneer                PFD
Pioneer Tax-Free Income Fund                Pioneer                PFD
Pioneer Cash Reserves                       Pioneer                PFD
Pioneer High Yield Fund                     Pioneer                PFD
Pioneer Strategic Income Fund               Pioneer                PFD
Pioneer Tax-Managed Fund                    Pioneer                PFD
Pioneer Interest Shares                     Pioneer                Note 2
Pioneer Variable Contracts Trust            Pioneer                Note 3


Note 1 This fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by PFD.

Note 2 This fund is a closed-end fund.


Note 3 This is a series of 16 separate portfolios designed to provide investment vehicles for the variable annuity and variable life insurance contracts of various insurance companies or for certain qualified pension plans.


Share Ownership

See Appendix A for annual information on the ownership of fund shares by the Trustees, the fund's officers and owners in excess of 5% of any class of shares of the fund.

Compensation of Officers and Trustees


The fund pays no salaries or compensation to any of its officers. Effective October 3, 2000, the Pioneer U.S. mutual funds compensate their Trustees as follows:

o each fund with assets greater than $250 million pays each Trustee who is not affiliated with PIM-USA, Pioneer, PFD, PIMSS or UniCredito Italiano (i.e., independent trustees) an annual base fee calculated on the basis of the fund's net assets.

o each fund with assets less than $250 million pays each independent Trustee an annual fee of $1,000.

o each fund, regardless of its assets, pays each Trustee affiliated with Pioneer an annual fee of $500 (Pioneer reimburses the fund for these fees).

o each fund with assets greater than $250 million pays each independent Trustee who serves on each board committee an annual committee fee based the fund's net assets (with additional compensation for chairpersons of such committees).

Prior to October 3, 2000, the fund compensated each independent Trustee with a base fee, a variable fee calculated on the basis of average net assets of the fund, per meeting fees, and annual committee participation fees for each committee member or chairperson that were based on percentages of his or her aggregate annual fee. See the fee table in Appendix A.


Sales Loads. Current and former Trustees and officers of the fund and other qualifying persons may purchase the fund's Class A shares without an initial sales charge.

4. INVESTMENT ADVISER


The fund has contracted with Pioneer to act as its investment adviser. Pioneer is a majority owned subsidiary of UniCredito Italiano. Certain Trustees or officers of the fund are also directors and/or officers of UniCredito Italiano's subsidiaries (see management biographies above).


As the fund's investment adviser, Pioneer provides the fund with investment research, advice and supervision and furnishes an investment program for the fund consistent with the fund's investment objective and policies, subject to the supervision of the fund's Trustees. Pioneer determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the fund's securities transactions, and reports to the Trustees on the fund's investments and performance.


Under the terms of its management contract with the fund, Pioneer pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the fund, with the exception of the following, which are to be paid by the fund: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the fund; (d) issue and transfer taxes, chargeable to the fund in connection with securities transactions to which the fund is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the fund to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the fund and/or its shares with federal regulatory agencies, state securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory agencies; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the fund and the Trustees; (i) any distribution fees paid by the fund in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act;
(j) compensation of those Trustees of the fund who are not affiliated with or interested persons of Pioneer, the fund (other than as Trustees), PIM-USA or PFD; (k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any. In addition, the fund shall pay all brokers' and underwriting commissions chargeable to the fund in connection with securities transactions to which the fund is a party. The Trustees' approval of and the terms, continuance and termination of the management contract are governed by the 1940 Act and the Investment Advisers Act of 1940, as applicable. Pursuant to the management contract, Pioneer will not be liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of Pioneer. Pioneer, however, is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the management contract.

Advisory Fee. As compensation for its management services and expenses incurred, the fund pays Pioneer a fee at the annual rate of 0.60% of the fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion. The fee is computed and accrued daily and paid monthly.


The term of the management contract is one year and is renewable annually by the vote of a majority of the Board of Trustees of the fund (including a majority of the Board of Trustees who are not parties to the contract or interested persons of any such parties). The vote must be cast in person at a meeting called for the purpose of voting on such renewal. This contract terminates if assigned and may be terminated without penalty by either party upon 60 days' written notice by vote of its Board of Directors or Trustees or a majority of its outstanding voting securities.


See the table in Appendix A for management fees paid to Pioneer during recently completed fiscal years.


Administration Agreement. The fund has entered into an administration agreement with Pioneer pursuant to which certain accounting and legal services which are expenses payable by the fund under the management contract are performed by Pioneer and pursuant to which Pioneer is reimbursed for its costs of providing such services. See Appendix A for fees the fund paid to Pioneer for administration and related services.

Potential Conflict of Interest. The fund is managed by Pioneer which also serves as investment adviser to other Pioneer mutual funds and private accounts with investment objectives identical or similar to those of the fund. Securities frequently meet the investment objectives of the fund, the other Pioneer mutual funds and such private accounts. In such cases, the decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each fund or account presently has in a particular industry and the availability of investment funds in each fund or account.

It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the Pioneer mutual funds or a private account managed by Pioneer seeks to acquire the same security at about the same time, the fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if Pioneer decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the fund. In the event more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account. Although the other Pioneer mutual funds may have the same or similar investment objectives and policies as the fund, their portfolios do not generally consist of the same investments as the fund or each other, and their performance results are likely to differ from those of the fund.


Personal Securities Transactions. The fund, Pioneer and PFD have adopted a code of ethics under Rule 17j-1 of the 1940 Act which is applicable to officers, trustees/directors and designated employees. The code permits such persons to engage in personal securities transactions for their own accounts, including securities that may be purchased or held by the fund, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. The code is on public file with and available from the SEC.


5. PRINCIPAL UNDERWRITER AND DISTRIBUTION PLANS

Principal Underwriter


PFD, 60 State Street, Boston, Massachusetts 02109, is the principal underwriter for the fund in connection with the continuous offering of its shares. PFD is an indirect wholly owned subsidiary of PIM-USA.


The fund entered into an underwriting agreement with PFD which provides that PFD will bear expenses for the distribution of the fund's shares, except for expenses incurred by PFD for which it is reimbursed or compensated by the fund under the distribution plans (discussed below). PFD bears all expenses it incurs in providing services under the underwriting agreement. Such expenses include compensation to its employees and representatives and to securities dealers for distribution-related services performed for the fund. PFD also pays certain expenses in connection with the distribution of the fund's shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The fund bears the cost of registering its shares under federal and state securities law and the laws of certain non-U.S. countries. Under the underwriting agreement, PFD will use its best efforts in rendering services to the fund.

See "Class A Share Sales Charges" for the schedule of initial sales charge reallowed to dealers as a percentage of the offering price of the fund's Class A shares.

See the tables in Appendix A for commissions retained by PFD and reallowed to dealers in connection with PFD's offering of the fund's Class A shares during recently completed fiscal years.

The fund will not generally issue fund shares for consideration other than cash. At the fund's sole discretion, however, it may issue fund shares for consideration other than cash in connection with a bona fide reorganization, statutory merger or other acquisition of portfolio securities.

Distribution Plans

The fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A shares (the "Class A Plan"), a plan of distribution with respect to its Class B shares (the "Class B Plan") and a plan of distribution with respect to its Class C shares (the "Class C Plan") (together, the "Plans"), pursuant to which certain distribution and service fees are paid to PFD. The fund has not adopted a plan of distribution with respect to its Class Y shares. Because of the Plans, long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD") regarding investment companies.

Class A Plan. Pursuant to the Class A Plan the fund reimburses PFD for its actual expenditures to finance any activity primarily intended to result in the sale of Class A shares or to provide services to holders of Class A shares, provided the categories of expenses for which reimbursement is made are approved by the Board of Trustees. The Board of Trustees has approved the following categories of expenses that may be reimbursed under the Class A Plan: (i) a service fee to be paid to qualified broker-dealers in an amount not to exceed 0.25% per annum of the fund's daily net assets attributable to Class A shares;
(ii) reimbursement to PFD for its expenditures for broker-dealer commissions and employee compensation on certain sales of the fund's Class A shares with no initial sales charge; and (iii) reimbursement to PFD for expenses incurred in providing services to Class A shareholders and supporting broker-dealers and other organizations (such as banks and trust companies) in their efforts to provide such services. The expenses of the fund pursuant to the Class A Plan are accrued daily at a rate which may not exceed the annual rate of 0.25% of the fund's average daily net assets attributable to Class A shares. Distribution expenses of PFD are expected to substantially exceed the distribution fees paid by the fund in a given year.

The Class A Plan does not provide for the carryover of reimbursable expenses beyond 12 months from the time the fund is first invoiced for an expense. The limited carryover provision in the Class A Plan may result in an expense invoiced to the fund in one fiscal year being paid in the subsequent fiscal year and thus being treated for purposes of calculating the maximum expenditures of the fund as having been incurred in the subsequent fiscal year. In the event of termination or non-continuance of the Class A Plan, the fund has 12 months to reimburse any expense which it incurs prior to such termination or non-continuance, provided that payments by the fund during such 12-month period shall not exceed 0.25% of the fund's average daily net assets attributable to Class A shares during such period. See Appendix A for the amount, if any, of carryover of distribution expenses as of the end of the most recent calendar year.


Class B Plan. PFD pays the selling broker-dealer a commission on the sale of Class B shares equal to 3.75% of the amount invested. This commission is paid at the time of sale of the Class B Shares. In order to be entitled to a commission, the selling broker-dealer must have entered into a sales agreements with PFD. At the time of the sale of a Class B share, PFD may also advance to the broker-dealer, from PFD's own assets, the first-year service fee payable under the Class B Plan at a rate up to 0.25% of the purchase price of such shares. If such an advance is made, the broker-dealer would not receive any further service fee until the 13th month following the purchase of Class B shares. As compensation for advancing the service fee, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase.

The Class B Plan provides that the fund shall pay to PFD, as the fund's distributor for its Class B shares:

o a distribution fee equal on an annual basis to 0.75% of the fund's average daily net assets attributable to Class B shares. The distribution fee compensates PFD for its distribution services with respect to Class B shares. PFD pays the commissions to broker-dealers discussed above and also pays:

      o the cost of printing prospectuses and reports used for sales purposes and the preparation and printing of sales literature and

      o other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.

o a service fee equal to 0.25% of the fund's average daily net assets attributable to Class B shares. PFD in turn pays the service fee to broker-dealers at a rate of up to 0.25% of the fund's average daily net assets attributable to Class B shares owned by shareholder for whom that broker-dealer is the holder or dealer of record. This service fee compensates the broker-dealer for providing personal services and/or account maintenance services rendered by the broker-dealer with respect to Class B shares. PFD may from time to time require that dealers, in addition to providing these services, meet certain criteria in order to receive service fees. PFD is entitled to retain all service fees with respect to Class B shares for which there is no dealer of record or with respect to which a dealer is not otherwise entitled to a service fee. Such service fees are paid to PFD for personal services and/or account maintenance services that PFD or its affiliates perform for shareholder accounts.

PFD also receives contingent deferred sales charges ("CDSCs") attributable to Class B shares to compensate PFD for its distribution expenses. When a broker-dealer sells Class B shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

Since PFD pays commissions to broker-dealers at the time of the sale of Class B shares but only receives compensation for such expenses over time through the distribution fee and CDSC, the Class B Plan and underwriting agreement permit PFD to finance the payment of commissions to broker-dealers. In order to facilitate such financing, the fund has agreed that the distribution fee will not be terminated or modified (including a modification in the rules relating to the conversion of Class B shares into Class A shares) with respect to Class B shares:

o     issued prior to the date of any termination or modification;

o attributable to Class B shares issued through one or a series of exchanges of shares of another investment company for which PFD acts as principal underwriter which were initially issued prior to the date of such termination or modification; or

o issued as a dividend or distribution upon Class B shares initially issued or attributable to Class B shares issued prior to the date of any such termination or modification.

The foregoing limitation does not apply to Class B shares issued after the termination or modification. The foregoing limitation on terminating or modifying the Class B Plan also does not apply to a termination or modification:

o if a change in the 1940 Act, the rules or regulations under the 1940 Act, the Conduct Rules of the NASD or an order of any court or governmental agency requires such termination or modification

      (e.g. if the Conduct Rules were amended to establish a lower limit on the maximum aggregate sales charges that could be imposed on sales of fund shares);

o if the fund (or any successor) terminates the Class B Plan and all payments under the plan and neither the fund (nor any successor) establishes another class of shares which has substantially similar characteristics to the Class B Shares of the fund; or

o at any time by the Board of Trustees. However, the Board of Trustees may terminate or modify the Class B Plan only if the fund and Pioneer agree that none of the fund, PFD or any of their affiliates will pay, after the date of termination or modification, a service fee with respect to the fund's Class B shares and the termination or modification of the distribution fee applies equally to all Class B shares outstanding from time to time.

In the underwriting agreement, the fund agrees that subsequent to the issuance of a Class B share, the fund will not waive or change any CDSC (including a change in the rules applicable to conversion of Class B shares into another class) in respect of such Class B share, except:

o as provided in the fund's prospectus or statement of additional information; or

o as required by a change in the 1940 Act and the rules and regulations thereunder, the Conduct Rules of the NASD or any order of any court or governmental agency.


Class C Plan. Commissions on the sale of Class C shares of up to 0.75% of the amount invested in Class C shares are paid to broker-dealers who have sales agreements with PFD. PFD may also advance to dealers the first-year service fee payable under the Class C Plan at a rate up to 0.25% of the purchase price of such shares. As compensation for such advance of the service fee, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase.

The Class C Plan provides that the fund will pay PFD, as the fund's distributor for its Class C shares, a distribution fee accrued daily and paid quarterly, equal on an annual basis to 0.75% of the fund's average daily net assets attributable to Class C shares and will pay PFD a service fee equal to 0.25% of the fund's average daily net assets attributable to Class C shares. PFD will in turn pay to securities dealers which enter into a sales agreement with PFD a distribution fee and a service fee at rates of up to 0.75% and 0.25%, respectively, of the fund's average daily net assets attributable to Class C shares owned by investors for whom that securities dealer is the holder or dealer of record. The service fee is intended to be in consideration of personal services and/or account maintenance services rendered by the dealer with respect to Class C shares. PFD will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation therefor, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase. Commencing in the 13th month following the purchase of Class C shares, dealers will become eligible for additional annual distribution fees and service fees of up to 0.75% and 0.25%, respectively, of the net asset value of such shares. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

The purpose of distribution payments to PFD under the Class C Plan is to compensate PFD for its distribution services with respect to Class C shares of the fund. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment. The Class C Plan also provides that PFD will receive all CDSCs attributable to Class C shares. When a broker-dealer sells Class C shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

General

In accordance with the terms of each Plan, PFD provides to the fund for review by the Trustees a quarterly written report of the amounts expended under the Plan and the purposes for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will consider the continued appropriateness and the level of reimbursement or compensation the Plans provide.


No interested person of the fund, nor any Trustee of the fund who is not an interested person of the fund, has any direct or indirect financial interest in the operation of the Plans except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plans by the fund and except to the extent certain officers may have an interest in PFD's ultimate parent, UniCredito Italiano.


Each Plan's adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The Board of Trustees believes that there is a reasonable likelihood that the Plans will benefit the fund and its current and future shareholders. The Plans may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund affected thereby, and material amendments of the Plans must also be approved by the Trustees as provided in Rule 12b-1.

See Appendix A for fund expenses under the Class A Plan, Class B Plan and Class C Plan and CDSCs paid to PFD for the most recently completed fiscal year.

Upon redemption, Class A shares may be subject to a 1% CDSC, Class B shares are subject to a CDSC at a rate declining from a maximum 4% of the lower of the cost or market value of the shares and Class C shares may be subject to a 1% CDSC.

6. SHAREHOLDER SERVICING/TRANSFER AGENT


The fund has contracted with PIMSS, 60 State Street, Boston, Massachusetts 02109, to act as shareholder servicing and transfer agent for the fund.

Under the terms of its contract with the fund, PIMSS services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of the fund; (ii) distributing dividends and capital gains associated with the fund's portfolio; and (iii) maintaining account records and responding to shareholder inquiries.

PIMSS receives an annual fee of $25.25 for each Class A, Class B, Class C and Class Y shareholder account from the fund as compensation for the services described above. PIMSS is also reimbursed by the fund for its cash out-of-pocket expenditures. The fund may compensate entities which have agreed to provide certain sub-accounting services such as specific transaction processing and recordkeeping services.

Any such payments by the fund would be in lieu of the per account fee which would otherwise be paid by the fund to PIMSS.


7. CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 is the custodian of the fund's assets. The custodian's responsibilities include safekeeping and controlling the fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the fund's investments.

8. INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP, 225 Franklin Street, Boston, Massachusetts 02110, the fund's independent public accountants, provides audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.

9. PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Pioneer pursuant to authority contained in the fund's management contract. Pioneer seeks to obtain the best execution on portfolio trades. The price of securities and any commission rate paid are always factors, but frequently not the only factors, in judging best execution. In selecting brokers or dealers, Pioneer considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads. Transactions in non-U.S. equity securities are executed by broker-dealers in non-U.S. countries in which commission rates may not be negotiable (as such rates are in the U.S.).

Pioneer may select broker-dealers that provide brokerage and/or research services to the fund and/or other investment companies or other accounts managed by Pioneer. In addition, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, if Pioneer determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker, the fund may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock quotation services, credit rating service information and comparative fund statistics; furnishing analyses, electronic information services, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts and particular investment decisions; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Pioneer maintains a listing of broker-dealers who provide such services on a regular basis. However, because many transactions on behalf of the fund and other investment companies or accounts managed by Pioneer are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Pioneer believes that no exact dollar value can be calculated for such services.

The research received from broker-dealers may be useful to Pioneer in rendering investment management services to the fund as well as other investment companies or other accounts managed by Pioneer, although not all such research may be useful to the fund. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to Pioneer in carrying out its obligations to the fund. The receipt of such research has not reduced Pioneer's normal independent research activities; however, it enables Pioneer to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

In circumstances where two or more broker-dealers offer comparable prices and executions, preference may be given to a broker-dealer which has sold shares of the fund as well as shares of other investment companies managed by Pioneer. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the fund.

The Pioneer funds have entered into third-party brokerage and/or expense offset arrangements to reduce the funds' total operating expenses. Pursuant to third-party brokerage arrangements, certain of the funds that invest primarily in U.S. equity securities may incur lower custody fees by directing brokerage to third-party broker-dealers. Pursuant to expense offset arrangements, the funds incur lower transfer agency expenses by maintaining their cash balances with the custodian. See "Financial highlights" in the prospectus.

See the table in Appendix A for aggregate brokerage and underwriting commissions paid by the fund in connection with its portfolio transactions during recently completed fiscal years. The Board of Trustees periodically reviews Pioneer's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund.

10. DESCRIPTION OF SHARES

As an open-end management investment company, the fund continuously offers its shares to the public and under normal conditions must redeem its shares upon the demand of any shareholder at the next determined net asset value per share less any applicable CDSC. See "Sales Charges." When issued and paid for in accordance with the terms of the prospectus and statement of additional information, shares of the fund are fully paid and non-assessable. Shares will remain on deposit with the fund's transfer agent and certificates will not normally be issued. The fund reserves the right to charge a fee for the issuance of Class A share certificates; certificates will not be issued for Class B, Class C or Class Y shares.


The fund's Agreement and Declaration of Trust, dated as of January 8, 1998 (the "Declaration"), permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest which may be divided into such separate series as the Trustees may establish. Currently, the fund consists of only one series. The Trustees may, however, establish additional series of shares and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. The Declaration further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of Class A shares, Class B shares, Class C shares and Class Y shares. Each share of a class of the fund represents an equal proportionate interest in the assets of the fund allocable to that class. Upon liquidation of the fund, shareholders of each class of the fund are entitled to share pro rata in the fund's net assets allocable to such class available for distribution to shareholders. The fund reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.


The shares of each class represent an interest in the same portfolio of investments of the fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular class. Class A, Class B and Class C shareholders have exclusive voting rights with respect to the Rule 12b-1 Plans adopted by holders of those shares in connection with the distribution of shares.

Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to a meeting of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees. The fund is not required, and does not intend, to hold annual shareholder meetings although special meetings may be called for the purpose of electing or removing Trustees, changing fundamental investment restrictions or approving a management contract.

The shares of each series of the fund are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Trustees and accountants. Shares of all series of the fund vote together as a class on matters that affect all series of the fund in substantially the same manner. As to matters affecting a single series or class, shares of such series or class will vote separately. No amendment adversely affecting the rights of shareholders may be made to the Declaration without the affirmative vote of a majority of the fund's shares. Shares have no preemptive or conversion rights, except that under certain circumstances Class B shares may convert to Class A shares.

As a Delaware business trust, the fund's operations are governed by the Declaration. A copy of the fund's Certificate of Trust, dated January 8, 1998, is on file with the office of the Secretary of State of Delaware. Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration expressly provides that the fund is organized under the Delaware Act and that the Declaration is to be governed by Delaware law. There is nevertheless a possibility that a Delaware business trust, such as the fund, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the fund's shareholders could become subject to personal liability.

To guard against this risk, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of the fund and provides that notice of such disclaimer may be given in each agreement, obligation or instrument entered into or executed by the fund or its Trustees, (ii) provides for the indemnification out of fund property of any shareholders held personally liable for any obligations of the fund or any series of the fund and (iii) provides that the fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the fund itself would be unable to meet its obligations. In light of Delaware law, the nature of the fund's business and the nature of its assets, the risk of personal liability to a fund shareholder is remote.

In addition to the requirements under Delaware law, the Declaration provides that a shareholder of the fund may bring a derivative action on behalf of the fund only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the fund, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the fund for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration further provides that the fund shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the fund. The Declaration does not authorize the fund to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

The Declaration provides that any Trustee who is not an "interested person" of Pioneer shall be considered to be independent for purposes of Delaware law notwithstanding the fact that such Trustee receives compensation for serving as a trustee of the fund or other investment companies for which Pioneer acts as investment adviser.

11. SALES CHARGES


The fund continuously offers four classes of shares designated as Class A, Class B, Class C and Class Y as described in the prospectus.


Class A Share Sales Charges

You may buy Class A shares at the public offering price, including a sales charge, as follows:

                                    Sales Charge as a % of
                                    ----------------------
                                    Offering       Net Amount    Dealer
Amount of Purchase                  Price          Invested      Reallowance

Less than $50,000                   5.75           6.10          5.00
$50,000 but less than $100,000      4.50           4.71          4.00
$100,000 but less than $250,000     3.50           3.63          3.00
$250,000 but less than $500,000     2.50           2.56          2.00
$500,000 but less than $1,000,000   2.00           2.04          1.75
$1,000,000 or more                  0.00           0.00          see below

The schedule of sales charges above is applicable to purchases of Class A shares of the fund by (i) an individual, (ii) an individual and his or her spouse and children under the age of 21 and (iii) a trustee or other fiduciary of a trust estate or fiduciary account or related trusts or accounts including pension, profit-sharing and other employee benefit trusts qualified under Sections 401 or 408 of the Code although more than one beneficiary is involved. The sales charges applicable to a current purchase of Class A shares of the fund by a person listed above is determined by adding the value of shares to be purchased to the aggregate value (at the then current offering price) of shares of any of the other Pioneer mutual funds previously purchased and then owned, provided PFD is notified by such person or his or her broker-dealer each time a purchase is made which would qualify. Pioneer mutual funds include all mutual funds for which PFD serves as principal underwriter. At the sole discretion of PFD, holdings of funds domiciled outside the U.S., but which are managed by affiliates of Pioneer, may be included for this purpose.

No sales charge is payable at the time of purchase on investments of $1 million or more, or for purchases by participants in certain group plans described below subject to a CDSC of 1% which may be imposed in the event of a redemption of Class A shares within 12 months of purchase. PFD may, in its discretion, pay a commission to broker-dealers who initiate and are responsible for such purchases as follows: 1% on the first $5 million invested; 0.50% on the next $45 million invested; and 0.25% on the excess over $50 million invested. These commissions shall not be payable if the purchaser is affiliated with the broker-dealer or if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months. Broker-dealers who receive a commission in connection with Class A share purchases at net asset value by 401(a) or 401(k) retirement plans with 1,000 or more eligible participants or with at least $10 million in plan assets will be required to return any commissions paid or a pro rata portion thereof if the retirement plan redeems its shares within 12 months of purchase.

Letter of Intent ("LOI"). Reduced sales charges are available for purchases of $50,000 or more of Class A shares (excluding any reinvestments of dividends and capital gain distributions) made within a 13-month period pursuant to an LOI which may be established by completing the Letter of Intent section of the Account Application. The reduced sales charge will be the charge that would be applicable to the purchase of the specified amount of Class A shares as if the shares had all been purchased at the same time. A purchase not made pursuant to an LOI may be included if the LOI is submitted to PIMSS within 90 days of such purchase. You may also obtain the reduced sales charge by including the value (at current offering price) of all your Class A shares in the fund and all other Pioneer mutual funds held of record as of the date of your LOI in the amount used to determine the applicable sales charge for the Class A shares to be purchased under the LOI. Five percent of your total intended purchase amount will be held in escrow by PIMSS, registered in your name, until the terms of the LOI are fulfilled. When you sign the Account Application, you agree to irrevocably appoint PIMSS your attorney-in-fact to surrender for redemption any or all shares held in escrow with full power of substitution. An LOI is not a binding obligation upon the investor to purchase, or the fund to sell, the amount specified in the LOI.


If the total purchases, less redemptions, exceed the amount specified under the LOI and are in an amount which would qualify for a further quantity discount, all transactions will be recomputed on the expiration date of the LOI to effect the lower sales charge. Any difference in the sales charge resulting from such recomputation will be either delivered to you in cash or invested in additional shares at the lower sales charge. The dealer, by signing the Account Application, agrees to return to PFD, as part of such retroactive adjustment, the excess of the commission previously reallowed or paid to the dealer over that which is applicable to the actual amount of the total purchases under the LOI.


If the total purchases, less redemptions, are less than the amount specified under the LOI, you must remit to PFD any difference between the sales charge on the amount actually purchased and the amount originally specified in the LOI. When the difference is paid, the shares held in escrow will be deposited to your account. If you do not pay the difference in sales charge within 20 days after written request from PFD or your dealer, PIMSS, after receiving instructions from PFD, will redeem the appropriate number of shares held in escrow to realize the difference and release any excess.

Class B Shares

You may buy Class B shares at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions.

The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase after September 30, 1998, all payments during a month will be aggregated and deemed to have been made on the first day of that month. For the purpose of determining the number of years from the time of any purchase made prior to October 1, 1998, all payments during a quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class B shares, the fund will first redeem shares not subject to any CDSC and then shares held longest during the six-year period. As a result, you will pay the lowest possible CDSC.

The CDSC for Class B shares subject to a CDSC upon redemption will be determined as follows:

                                          CDSC as a % of Dollar
      Year Since Purchase                 Amount Subject to CDSC

      First                               4.0
      Second                              4.0
      Third                               3.0
      Fourth                              3.0
      Fifth                               2.0
      Sixth                               1.0
      Seventh and thereafter              0.0

Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the fund in connection with the sale of Class B shares, including the payment of compensation to broker-dealers.

Class B shares will automatically convert into Class A shares at the beginning of the calendar month (or the calendar quarter for purchases made prior to October 1, 1998) that is eight years after the purchase date, except as noted below. Class B shares acquired by exchange from Class B shares of another Pioneer mutual fund will convert into Class A shares based on the date of the initial purchase and the applicable CDSC. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service (the "IRS") or an opinion of counsel that such conversions will not constitute taxable events for U.S. federal income tax purposes. The conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

Class C Shares

You may buy Class C shares at net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class C shares redeemed within one year of purchase will be subject to a CDSC of 1%. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gain distributions. Class C shares do not convert to any other class of fund shares.


For the purpose of determining the time of any purchase after September 30, 1998, all payments during a month will be aggregated and deemed to have been made on the first day of that month. For the purpose of determining the time of any purchase made prior to October 1, 1998, all payments made during a calendar quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class C shares, the fund will first redeem shares not subject to any CDSC and then shares held for the shortest period of time during the one-year period. As a result, you will pay the lowest possible CDSC.


Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the fund in connection with the sale of Class C shares, including the payment of compensation to broker-dealers.


Additional Payments to Dealers

From time to time, PFD or its affiliates may elect to make payments to broker-dealers in addition to the commissions described above. PFD may elect to reallow the entire initial sales charge to participating dealers for all Class A sales with respect to which orders are placed during a particular period. Dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters under federal securities laws. Contingent upon the achievement of certain sales objectives, PFD may pay to Mutual of Omaha Investor Services, Inc. 50% of PFD's retention of any sales commission on sales of the fund's Class A shares through such dealer. PFD will reallow to participating broker/dealers the entire sales charge for all sales of Class A shares of the above listed funds for orders placed for IRA accounts from January 2, 2001 through April 30, 2001. In addition, PFD or its affiliates may elect to pay broker-dealers an additional commission based on the net asset value of all shares sold by a dealer during a particular period. PFD has elected to pay participating dealers an amount equal to 0.50% of the net asset value of the fund's Class B shares sold to IRA accounts from January 2, 2001 through April 30, 2001. PFD has elected to pay participating dealers an amount equal to 0.50% of the net asset value of the fund's Class C shares sold to IRA accounts from January 2, 2001 through April 30, 2001. PFD may elect to pay, at its own expense, additional cash or other incentives to dealers that sell or arrange for the sale of shares of the fund. Such cash or other incentives may take the form of payment for attendance at preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and preapproved sales campaigns or dealer-sponsored events. PFD may also elect to make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. PFD will offer such cash and other incentives only to the extent permitted by applicable law or by a self-regulatory agency such as the National Association of Securities Dealers, Inc.

12. REDEEMING SHARES

Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the Exchange is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

Redemptions and repurchases are taxable transactions for shareholders that are subject to U.S. federal income tax. The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending on the market value of the portfolio at the time of redemption or repurchase.

Systematic Withdrawal Plan(s) ("SWP") (Class A, Class B and Class C Shares). A SWP is designed to provide a convenient method of receiving fixed payments at regular intervals from fund share accounts having a total value of not less than $10,000. You must also be reinvesting all dividends and capital gain distributions to use the SWP option.

Periodic payments of $50 or more will be deposited monthly, quarterly, semiannually or annually directly into a bank account designated by the applicant or will be sent by check to the applicant, or any person designated by the applicant. Payments can be made either by check or electronic funds transfer to a bank account designated by you. Class B accounts must meet the minimum initial investment requirement prior to establishing a SWP. Withdrawals from Class B and Class C share accounts are limited to 10% of the value of the account at the time the SWP is established. See "Qualifying for a reduced sales charge" in the prospectus. If you direct that withdrawal payments be paid to another person, want to change the bank where payments are sent or designate an address that is different from the account's address of record after you have opened your account, a signature guarantee must accompany your instructions. Withdrawals under the SWP are redemptions that may have tax consequences for you.

Purchases of Class A shares of the fund at a time when you have a SWP in effect may result in the payment of unnecessary sales charges and may, therefore, be disadvantageous. SWP redemptions reduce and may ultimately exhaust the number of shares in your account. In addition, the amounts received by a shareholder cannot be considered as yield or income on his or her investment because part of such payments may be a return of his or her investment.


A SWP may be terminated at any time (1) by written notice to PIMSS or from PIMSS to the shareholder; (2) upon receipt by PIMSS of appropriate evidence of the shareholder's death; or (3) when all shares in the shareholder's account have been redeemed.

You may obtain additional information by calling PIMSS at 1-800-225-6292.

Reinstatement Privilege (Class A and Class B Shares). Subject to the provisions outlined in the prospectus, you may reinvest all or part of your sale proceeds from Class A or Class B shares without a sales charge into Class A shares of a Pioneer mutual fund. However, the distributor will not pay your investment firm a commission on any reinvested amount.


13. TELEPHONE TRANSACTIONS

You may purchase, exchange or sell Class A, Class B or Class C shares by telephone. Class Y shares may not be purchased by telephone. See the prospectus for more information. For personal assistance, call 1-800-225-6292 between 8:00 a.m. and 9:00 p.m. (Class Y account holders should contact Pioneer's Group Plans Department at 1-888-294-4480 between 9:00 a.m. and 6:00 p.m.) Eastern time on weekdays. Computer-assisted transactions may be available to shareholders who have prerecorded certain bank information (see "FactFone(SM)"). You are strongly urged to consult with your investment professional prior to requesting any telephone transaction.


To confirm that each transaction instruction received by telephone is genuine, the fund will record each telephone transaction, require the caller to provide the personal identification number ("PIN") for the account and send you a written confirmation of each telephone transaction. Different procedures may apply to accounts that are registered to non-U.S. citizens or that are held in the name of an institution or in the name of an investment broker-dealer or other third party. If reasonable procedures, such as those described above, are not followed, the fund may be liable for any loss due to unauthorized or fraudulent instructions. The fund may implement other procedures from time to time. In all other cases, neither the fund, PIMSS nor PFD will be responsible for the authenticity of instructions received by telephone; therefore, you bear the risk of loss for unauthorized or fraudulent telephone transactions.


During times of economic turmoil or market volatility or as a result of severe weather or a natural disaster, it may be difficult to contact the fund by telephone to institute a purchase, exchange or redemption. You should communicate with the fund in writing if you are unable to reach the fund by telephone.


FactFone(SM). FactFone(SM) is an automated inquiry and telephone transaction system available to Pioneer mutual fund shareholders by dialing 1-800-225-4321. FactFone(SM) allows shareholder access to current information on Pioneer mutual fund accounts and to the prices and yields of all publicly available Pioneer mutual funds. In addition, you may use FactFone(SM) to make computer-assisted telephone purchases, exchanges or redemptions from your Pioneer mutual fund accounts, access your account balances and last three transactions and order a duplicate statement if you have activated your PIN. Telephone purchases or redemptions require the establishment of a bank account of record. Computer-assisted Class Y share telephone purchases, exchanges and redemptions and certain other FactFone(SM) features for Class Y shareholders are not currently available through FactFone(SM). You are strongly urged to consult with your investment professional prior to requesting any telephone transaction. Shareholders whose accounts are registered in the name of a broker-dealer or other third party may not be able to use FactFone(SM). Call PIMSS for assistance.


FactFone(SM) allows shareholders to hear the following recorded fund information:

o     net asset value prices for all Pioneer mutual funds;

o     annualized 30-day yields on Pioneer's fixed income funds;

o annualized 7-day yields and 7-day effective (compound) yields for Pioneer's money market fund; and


o     dividends and capital gain distributions on all Pioneer mutual funds.


Yields are calculated in accordance with SEC mandated standard formulas.

All performance numbers communicated through FactFone(SM) represent past performance, and figures include the maximum applicable sales charge. A shareholder's actual yield and total return will vary with changing market conditions. The value of Class A, Class B, Class C and Class Y shares (except for Pioneer Cash Reserves Fund, which seeks to maintain a stable $1.00 share price) will also vary, and such shares may be worth more or less at redemption than their original cost.

14. PRICING OF SHARES

The net asset value per share of each class of the fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) on each day on which the Exchange is open for trading. As of the date of this statement of additional information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of the fund is also determined on any other day on which the level of trading in its portfolio securities is sufficiently high that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. The fund is not required to determine its net asset value per share on any day on which no purchase orders in good order for fund shares are received and no shares are tendered and accepted for redemption.


Securities are valued at the last sale price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the current bid and asked prices. Securities quoted in foreign currencies are converted to U.S. dollars utilizing foreign exchange rates employed by the fund's independent pricing services. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of regular trading on the Exchange. The values of such securities used in computing the net asset value of the fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the Exchange and will therefore not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Trustees. All assets of the fund for which there is no other readily available valuation method are valued at their fair value as determined in good faith by the Trustees, although the actual computations may be made by persons acting pursuant to the direction of the Board of Trustees.


The net asset value per share of each class of the fund is computed by taking the value of all of the fund's assets attributable to a class, less the fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the fund are accrued daily and taken into account. The fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per Class A share. Class B, Class C and Class Y shares are offered at net asset value without the imposition of an initial sales charge (Class B and Class C shares may be subject to a CDSC).

15. TAX STATUS

The fund has elected to be treated, has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code so that it will not pay U.S. federal income tax on income and capital gains distributed to shareholders. If the fund did not qualify as a regulated investment company, it would be treated as a U.S. corporation subject to U.S. federal income tax. Under the Code, the fund will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.


The fund generally pays any distributions of net short- and long-term capital gains in November. The fund generally pays dividends from any net investment income in March, June, September and December. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the fund to avoid U.S. federal income or excise tax.

In order to qualify as a regulated investment company under Subchapter M, the fund must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock or securities (the "90% income test") and satisfy certain annual distribution and quarterly diversification requirements. For purposes of the 90% income test, the character of income earned by certain entities in which the fund invests that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally pass through to the fund. Consequently, the fund may be required to limit its equity investments in such entities that earn fee income, rental income or other nonqualifying income.

Unless shareholders specify otherwise, all distributions will be automatically reinvested in additional full and fractional shares of the fund. For U.S. federal income tax purposes, all dividends are taxable whether a shareholder takes them in cash or reinvests them in additional shares of the fund. Dividends from investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss and certain net foreign exchange gains, are taxable as ordinary income. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the fund. The U.S. federal income tax status of all distributions will be reported to shareholders annually.


Any dividend declared by the fund as of a record date in October, November or December and paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

The fund may invest to a limited extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund. Tax rules are not entirely clear about issues such as when the fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If the fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently), the fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.


Effective for 2001, the fund is eligible to make a federal tax election with respect to certain stocks and securities it owns and that it intends to continue to hold for more than five years which would have the effect of reducing the applicable federal capital gains rate on the sale of the stock or securities when they are eventually sold by the fund on or after January 3, 2006. Any such reduction in the capital gains rate would be passed on to the shareholders at that time. However, if the fund makes such an election, it will be treated for federal income tax purposes as if it had sold such stocks or securities on January 2, 2001 and reacquired them on the same date. As a result, the fund would be required to recognize current capital gains (if any) (but not losses) on such stock or securities without the concurrent receipt of any cash which may cause the fund to have difficulty obtaining cash to satisfy its distribution requirements. The fund will carefully consider these factors in determining whether to make any such election and will attempt to minimize each fund's tax liability and to maximize its return from these investments.


For U.S. federal income tax purposes, the fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to the fund and are not expected to be distributed as such to shareholders. See Appendix A for the fund's available capital loss carryforwards.


At the time of an investor's purchase of fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the fund's portfolio or undistributed taxable income of the fund. Consequently, subsequent distributions by the fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.


Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.


For taxable year 2001, certain shareholders that are individuals or pass-through entities (but not corporate shareholders) who purchased fund shares prior to January 1, 2001 and who hold fund shares as capital assets may be eligible to make an irrevocable federal income tax election relating to certain fund shares that would reduce the applicable capital gains rate that would be applied to such shares on the future redemption or other disposition of the shares from 20% to 18%, provided that the shareholder does not redeem or otherwise dispose of such shares for more than five years from the effective date of the election. However, if a shareholder makes this election, the shareholder will be treated as if such shares were sold by the shareholder on January 2, 2001 for a selling price equal to the closing market price of such fund shares on such date and will be required to recognize any capital gains (but not losses) on such shares in taxable year 2001 (without receiving any additional proceeds from the fund) at the current applicable capital gains rate. Electing shareholders will receive a new basis in such shares equal to the closing market price of such fund shares on January 2, 2001.

In addition, if Class A or Class B shares that have been held for less than 91 days are redeemed and the proceeds are reinvested in Class A shares of the fund or in Class A shares of another mutual fund at net asset value pursuant to the reinstatement privilege, or if Class A shares in the fund that have been held for less than 91 days are exchanged for Class A shares in another fund at net asset value pursuant to the exchange privilege, all or a portion of the sales charge paid on the shares that are redeemed or exchanged will not be included in the tax basis of such shares under the Code to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the reinstatement or exchange privilege. In either case, the portion of the sales charge not included in the tax basis of the shares redeemed or surrendered in an exchange is included in the tax basis of the shares acquired in the reinvestment or exchange. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the federal tax basis of the shares acquired in the other investments.

Options written or purchased and futures contracts entered into by the fund on certain securities and indices may cause the fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised, or such futures may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains or losses realized by the fund as long-term or short-term. Additionally, the fund may be required to recognize gain if an option, futures contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though the fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options, futures contracts and/or offsetting positions (portfolio securities or other positions with respect to which the fund's risk of loss is substantially diminished by one or more options or futures contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable the fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures contracts and straddles may affect the amount, timing and character of the fund's income and gains or losses and hence of its distributions to shareholders.


Dividends received by the fund from U.S. corporations in respect of any share of stock with a tax holding period of at least 46 days (91 days in the case of certain preferred stock) extending before and after each dividend held in an unleveraged position and distributed and designated by the fund (except for capital gain dividends received from a regulated investment company) may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for U.S. federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their fund shares, and, if they borrow to acquire or otherwise incur debt attributable to fund shares, they may be denied a portion of the dividends-received deduction. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation's adjusted current earnings over its alternative minimum taxable income, which may increase a corporation's alternative minimum tax liability.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Federal law requires that the fund withhold (as "backup withholding") 31% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions (and exchanges) or repurchases of fund shares, paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

If, as anticipated, the fund continues to qualify as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes or any Delaware corporation income tax.


The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e. U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a non-resident alien U.S. withholding tax at the rate of 30% or at a lower treaty rate on amounts treated as ordinary dividends from the fund and, unless an effective IRS Form W-8BEN, or other authorized withholding certificate is on file, to backup withholding at the rate of 31% on certain other payments from the fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

16. INVESTMENT RESULTS

Quotations, Comparisons and General Information

From time to time, in advertisements, in sales literature or in reports to shareholders, the past performance of the fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the total return of the fund's classes may be compared to averages or rankings prepared by Lipper, Inc., a widely recognized independent service which monitors mutual fund performance; the S&P 500, an index of unmanaged groups of common stock; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange; or the Russell U.S. Equity Indexes or the Wilshire Total Market Value Index, which are recognized unmanaged indices of broad-based common stocks. A class' yield may be compared to comparable indices or investment vehicles.

In addition, the performance of the classes of the fund may be compared to alternative investment or savings vehicles and/or to indices or indicators of economic activity, e.g., inflation or interest rates. The fund may also include securities industry or comparative performance information generally and in advertising or materials marketing the fund's shares. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth may also be cited (if the fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Ibbotson Associates, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature or in reports to shareholders of the fund.

The fund may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of the fund since inception.

In presenting investment results, the fund may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

One of the primary methods used to measure the performance of a class of the fund is "total return." Total return will normally represent the percentage change in value of an account, or of a hypothetical investment in a class of the fund, over any period up to the lifetime of that class of the fund. Total return calculations will usually assume the reinvestment of all dividends and capital gain distributions and will be expressed as a percentage increase or decrease from an initial value for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result.

The fund's average annual total return quotations for each of its classes as that information may appear in the fund's prospectuses, this statement of additional information or in advertising are calculated by standard methods prescribed by the SEC.

Standardized Average Annual Total Return Quotations

Average annual total return quotations for each class of shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment in the class made on the first day of a designated period (assuming all dividends and distributions are reinvested) to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

            P(1+T)^n = ERV

Where:

      P     =     a hypothetical initial payment of $1,000, less the maximum sales load of $57.50 for Class A shares or the deduction of the CDSC for Class B and Class C shares at the end of the period; for Class Y shares, no sales load or CDSC applies.

      T     =     average annual total return

      n     =     number of years

      ERV   =     ending redeemable value of the hypothetical $1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

For purposes of the above computation, it is assumed that all dividends and distributions made by the fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts of a particular class of shares are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to a class' mean account size.

See Appendix A for the annual total returns for each class of fund shares as of the most recently completed fiscal year.

Standardized Yield Quotations

Yield quotations for each class of shares are computed by dividing the net investment income per share attributable to a class during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                           a-b
            YIELD = 2[ ( -----+1)^6 - 1]
                           cd

Where:

      a     =     interest earned during the period

      b     =     net expenses accrued for the period

      c     =     the average daily number of shares outstanding during the
                  period that were entitled to receive dividends

      d     =     the maximum offering price per share on the last day of the period

For purposes of calculating interest earned on debt obligations as provided in item "a" above:

      (i) The yield to maturity of each obligation held by the fund is computed based on the market value of the obligation (including actual accrued interest, if any) at the close of business each day during the 30-day base period, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest, if any) on settlement date, and with respect to obligations sold during the month the sale price (plus actual accrued interest, if any) between the trade and settlement dates.

      (ii) The yield to maturity of each obligation is then divided by 360 and the resulting quotient is multiplied by the market value of the obligation (including actual accrued interest, if any) to determine the interest income on the obligation for each day. The yield to maturity calculation has been made on each obligation during the 30-day base period.

      (iii) Interest earned on all debt obligations during the 30-day or one month period is then totaled.

      (iv) The maturity of an obligation with a call provision(s) is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the fund accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, the fund may elect (i) to amortize the discount or premium on a remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize the discount or premium on a remaining security.

For purposes of computing yield, interest income is recognized by accruing 1/360 of the stated interest rate of each obligation in the fund's portfolio each day that the obligation is in the portfolio. Expenses of a class accrued during any base period, if any, pursuant to the respective Distribution Plan are included among the expenses accrued during the base period.


See Appendix A for the fund's yield quotations for the 30 days ended October 31, 2000.


17. FINANCIAL STATEMENTS

The fund's audited financial statements for the fiscal year ended October 31, 2000 from the fund's annual report filed with the SEC on December 21, 2000 (Accession No. 0000869356-00-000013) are incorporated by reference into this statement of additional information. Those financial statements, including the financial highlights in the prospectuses, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect to the financial statements and are included in reliance upon the authority of Arthur Andersen LLP as experts in accounting and auditing in giving their report.


The fund's annual report includes the financial statements referenced above and is available without charge upon request by calling Shareholder Services at 1-800-225-6292.

18. APPENDIX A - ANNUAL FEE, EXPENSE AND OTHER INFORMATION

Portfolio Turnover


The fund's annual portfolio turnover rate was 14% for the fiscal year ended October 31, 2000.


Share Ownership


As of January 31, 2001, the Trustees and officers of the fund owned beneficially in the aggregate less than 1% of the outstanding shares of the fund. The following is a list of the holders of 5% or more of any class of the fund's outstanding shares as of January 31, 2001:

                                                      Number of
Record Holder                      Share Class          Shares     % of Class

Merrill Lynch, Pierce, Fenner &      Class C            127,196      10.68%
   Smith Incorporated
for the Sole Benefit of its
   Customers
4800 Deer Lake Drive East, 2nd
   Floor
Jacksonville, FL 32246-6484

US Trust Company                     Class Y             47,784      46.26%
   of the Pacific Northwest,
   Trustee
Pioneer Retirement Benefit Plan
4380 SW Macadam Avenue, Suite 450
Portland, OR 97201-6407

US Trust Company                     Class Y             34,175      33.08%
   of the Pacific Northwest,
   Trustee
Pioneer Savings & Investment Plan
4380 SW Macadam Avenue, Suite 450
Portland, OR 97201-6407

First Command Bank Trust             Class Y             12,939      12.52%
   Department
Box 901041
Fort Worth, TX 76101-2041

Compensation of Officers and Trustees

The following table sets forth certain information with respect to the compensation of each Trustee of the fund.
                                                                  Total
                                              Pension or          Compensation
                                              Retirement          from the Fund
                              Aggregate       Benefits            and Other
                              Compensation    Accrued as Part     Pioneer Mutual
Name of Trustee               from Fund*      of Fund Expenses    Funds**
------------------------------------------------------------------------------


John F. Cogan, Jr.***             $   667               $0           $ 21,000
Mary K. Bush                        3,814                0            108,499
Richard H. Egdahl, M.D.             3,717                0            106,312
Margaret B.W. Graham                3,980                0            110,625
John W. Kendrick****                2,046                0             37,425
Marguerite A. Piret                 4,712                0            130,750
David D. Tripple***                   667                0             20,500
Stephen K. West                     4,202                0            118,949
John Winthrop                       4,071                0            116,999
                                  -------               --           --------
                                  $27,875               $0           $771,057

   *  For the fiscal year ended October 31, 2000.

  ** For the calendar year ended December 31, 2000. In addition to the fund, there are 45 other funds in the Pioneer family of funds.

 *** Under the management contract, Pioneer reimburses the fund for any Trustees fees paid by the fund.

****  Mr. Kendrick resigned as Trustee effective May 8, 2000.


Approximate Management Fees the Fund Paid or Owed Pioneer

For the Fiscal Years Ended October 31,


2000                 1999                1998

$5,197,528           $6,064,438          $4,812,790


Fees the Fund Paid to Pioneer under the Administration Agreement effective October 9, 1998


For the Fiscal Years Ended October 31,

2000                  1999

$202,865              $254,769


Carryovers of Distribution Plan Expenses


As of December 31, 2000 there was no carryover of distribution expenses under the Class A Plan.

Approximate Net Underwriting Commissions Retained by PFD


For the Fiscal Years Ended October 31,

2000                  1999                1998

$60,376               $2,348,000          $398,000


Approximate Commissions Reallowed to Dealers

For the Fiscal Years Ended October 31,


2000                  1999                1998

$877,722              $2,273,000          $12,716,000


Fund Expenses under the Distribution Plans


For the Fiscal Year Ended October 31, 2000

Class A Plan          Class B Plan       Class C Plan

$1,398,213            $2,702,372         $340,207


CDSCs


During the fiscal year ended October 31, 2000, CDSCs in the amount of $993,653 were paid to PFD.


Approximate Brokerage and Underwriting Commissions (Portfolio Transactions)

For the Fiscal Years Ended October 31,


2000                  1999                1998

$499,691              $490,015            $311,703

Capital Loss Carryforwards as of October 31, 2000


As of the end of its most recent taxable year, the fund had no capital loss carryforwards.


Average Annual Total Returns (October 31, 2000)


                                    Average Annual Total Return (%)
                                    Five        Ten        Since       Inception
Class of Shares         One Year    Years       Years      Inception   Date


Class A Shares          0.76        14.92       16.38      14.30       7/25/90
Class B Shares          2.10        15.29       n.a        15.44        4/4/94
Class C Shares          5.94        n/a         n/a        14.16       1/31/96
Class Y Shares          7.33        n/a         n/a         7.32        7/2/98

Standardized 30-Day Yield (October 31, 2000)

Class of Shares             30-Day Yield


Class A                                2.42%
Class B                                1.49%
Class C                                1.32%
Class Y                                2.59%

19. APPENDIX B - DESCRIPTION OF SHORT-TERM DEBT, CORPORATE BOND RATINGS AND PREFERRED STOCK RATINGS


Moody's Investors Service, Inc. ("Moody's") Prime Rating System

Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.
High rates of return on funds employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangements.

Moody's Debt Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Issues that are secured by escrowed funds held in trust, reinvested in direct, non-callable US government obligations or noncallable obligations unconditionally guaranteed by the US Government or Resolution Funding Corporation are identified with a # (hatchmark) symbol, e.g., #Aaa.

Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by a) earnings of projects under construction, b) earnings of projects unseasoned in operation experience, c) rentals which begin when facilities are completed, or d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition

Moody's assigns ratings to individual long-term debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below. For notes with any of the following characteristics, the rating of the individual note may differ from the indicated rating of the program:

1) Notes containing features which link the cash flow and/or market value to the credit performance of any third party or parties.
2) Notes allowing for negative coupons, or negative principal.
3) Notes containing any provision which could obligate the investor to make any additional payments.

Market participants must determine whether any particular note is rated, and if so, at what rating level.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody's Preferred Stock Ratings

Because of the fundamental differences between preferred stocks and bonds, Moody's employs a variation of Moody's familiar bond rating symbols in the quality ranking of preferred stock. These symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

aaa: An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue rated a is considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: An issue rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: An issue rated ba is considered to have speculative elements. Its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b: An issue rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa: An issue rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca: An issue rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c: This is the lowest-rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: As in the case of bond ratings, Moody's applies to preferred stock ratings the numerical modifiers 1, 2, and 3 in rating classifications aa through b. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Short-Term Issue Credit Ratings

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard & Poor's Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; Nature of and provisions of the obligation;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

20. APPENDIX C - PERFORMANCE STATISTICS

                           Pioneer Equity-Income Fund
                                 Class A Shares

                                                           Net Asset   Initial
          Initial      Offering  Sales Charge  Shares      Value Per   Net Asset
Date      Investment   Price     Included      Purchased   Share       Value

7/25/90   $10,000      $12.83    5.75%         779.423     $12.09      $9,425

                                 Value of Shares
                    (Dividends and Capital Gains Reinvested)

                                 From Capital        From
                           From         Gains   Dividends        Total
Date                 Investment    Reinvested  Reinvested        Value


12/31/91                $10,187          $191        $818      $11,196
12/31/92                $11,777          $311      $1,443      $13,531
12/31/93                $12,713          $547      $2,022      $15,282
12/31/94                $11,816          $896      $2,373      $15,085
12/31/95                $15,035        $1,287      $3,597      $19,919
12/31/96                $15,776        $2,376      $4,315      $22,467
12/31/97                $20,258        $3,889      $6,158      $30,305
12/31/98                $22,791        $5,291      $7,504      $35,586
12/31/99                $21,248        $7,065      $7,546      $35,859
12/31/00                $21,691       $10,371      $8,477      $40,539


Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.

                           Pioneer Equity-Income Fund
                                 Class B Shares


                                                           Net Asset     Initial Net
          Initial    Offering   Sales Charge   Shares      Value         Asset
Date      Investment Price      Included       Purchased   Per Share     Value

4/4/94    $10,000    $15.46     0.00%          646.84      $15.46        $10,000


                                 Value of Shares
                    (Dividends and Capital Gains Reinvested)


                                   From            From
                 From     Capital Gains       Dividends   CDSC if     Total
Date       Investment        Reinvested      Reinvested  Redeemed     Value   CDSC %

 12/31/94      $9,793              $264            $230      $392    $9,895     4.00
 12/31/95     $12,426              $435            $621      $400   $13,082     4.00
 12/31/96     $13,034            $1,150            $913      $300   $14,797     3.00
 12/31/97     $16,720            $2,038          $1,445      $300   $19,903     3.00
 12/31/98     $18,803            $2,902          $1,839      $200   $23,344     2.00
 12/31/99     $17,523            $4,117          $1,896      $100   $23,436     1.00
 12/31/00     $17,891            $6,279          $2,232        $0   $26,402     0.00


                                 Class C Shares


                                                            Net Asset       Initial Net
           Initial    Offering   Sales Charge   Shares      Value           Asset
Date       Investment Price      Included       Purchased   Per Share       Value

1/31/96    $10,000    $19.49     0.00%          513.084     $19.49          $10,000


                                 Value of Shares
                     Dividends and Capital Gains Reinvested)


                                    From          From
                     From  Capital Gains     Dividends     CDSC if    Total
Date           Investment     Reinvested    Reinvested    Redeemed    Value     CDSC %

12/31/96          $10,328           $507          $192        $100  $10,927       1.00
12/31/97          $13,248         $1,062          $445          $0  $14,755       0.00
12/31/98          $14,895         $1,639          $655          $0  $17,189       0.00
12/31/99          $13,878         $2,560          $735          $0  $17,173       0.00
12/31/00          $14,166         $4,129          $954          $0  $19,249       0.00

Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.

                           Pioneer Equity-Income Fund
                                 Class Y Shares

                                                             Net Asset
            Initial      Offering  Sales Charge  Shares      Value Per   Initial Net
Date        Investment   Price     Included      Purchased   Share       Asset Value

7/2/98      $10,000      $28.72    0.00%         348.189     $28.72      $10,000

                                 Value of Shares
                     Dividends and Capital Gains Reinvested)

                                    From          From
                     From  Capital Gains     Dividends       Total
Date           Investment     Reinvested    Reinvested       Value


12/31/98          $10,191           $271          $102     $10,564
12/31/99           $9,492           $886          $301     $10,679
12/31/00           $9,700         $1,849          $574     $12,123


Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.

Comparative Performance Index Descriptions

The following securities indices are well known, unmanaged measures of market performance. Advertisements and sales literature for the fund may refer to these indices or may present comparisons between the performance of the fund and one or more of the indices. Other indices may also be used, if appropriate. The indices are not available for direct investment. The data presented are not meant to be indicative of the performance of the fund, do not reflect past performance and do not guarantee future results.

S&P 500. This index is a readily available, carefully constructed, market value weighted benchmark of common stock performance. Currently, the S&P 500 includes 500 of the largest stocks (in terms of stock market value) in the U.S.

Dow Jones Industrial Average. This is a total return index based on the performance of stocks of 30 blue chip companies widely held by individuals and institutional investors. The 30 stocks represent about a fifth of the $8 trillion-plus market value of all U.S. stocks and about a fourth of the value of stocks listed on the New York Stock Exchange (NYSE).

U.S. Small Stock Index. This index is a market value weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over the counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

U.S. Inflation. The Consumer Price Index for All Urban Consumers (CPI-U), not seasonally adjusted, is used to measure inflation, which is the rate of change of consumer goods prices. Unfortunately, the inflation rate as derived by the CPI is not measured over the same period as the other asset returns. All of the security returns are measured from one month-end to the next month-end. CPI commodity prices are collected during the month. Thus, measured inflation rates lag the other series by about one-half month. Prior to January 1978, the CPI (as compared with CPI-U) was used. Both inflation measures are constructed by the U.S. Department of Labor, Bureau of Labor Statistics, Washington, DC.

S&P/BARRA Indexes. The S&P/BARRA Growth and Value Indexes are constructed by dividing the stocks in the S&P 500 according to price-to-book ratios. The Growth Index contains stocks with higher price-to-book ratios, and the Value Index contains stocks with lower price-to-book ratios. Both indexes are market capitalization weighted.

Merrill Lynch Micro-Cap Index. The Merrill Lynch Micro-Cap Index represents the performance of 1,980 stocks ranging in market capitalization from $50 million to $125 million. Index returns are calculated monthly.

Merrill Lynch High Yield Master II Index. This index is a market capitalization weighted total return index covering U.S. dollar-denominated high-yield bonds. Qualifying bonds must have at least $100 million par amount outstanding, a remaining term to maturity greater than or equal to one year, and a credit rating less than BBB3 but not in default (based on the composite of Moody's and Standard & Poor's). The index includes deferred interest and pay-in-kind bonds, but excludes structured notes, floating rate notes and other variable coupon securities. The index also excludes emerging markets debt (issuers domiciled in below investment grade rated countries). Index constituents are rebalanced monthly on the last calendar day of the month. Index values are calculated daily.

Merrill Lynch Index of Convertible Bonds (Speculative Quality). This is a market capitalization weighted index including all mandatory and non-mandatory domestic corporate convertible securities with at least an original par of $50 million or a $50 million market value; securities dropping below a market value of $40 million are excluded. Returns are calculated weekly based on Thursday's closing prices and are linked monthly. All securities must be convertible to common stock only. Quality range is D3-BB1 based on composite Moody's and Standard & Poor's ratings.

Long-Term U.S. Government Bonds. The total returns on long-term government bonds after 1977 are constructed with data from The Wall Street Journal and are calculated as the change in the flat price or and-interest price. From 1926 to 1976, data are obtained from the government bond file at the Center for Research in Security Prices (CRSP), Graduate School of Business, University of Chicago. Each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon was used and whose returns did not reflect potential tax benefits, impaired negotiability or special redemption or call privileges. Where callable bonds had to be used, the term of the bond was assumed to be a simple average of the maturity and first call dates minus the current date. The bond was "held" for the calendar year and returns were computed.

Intermediate-Term U.S. Government Bonds. Total returns of intermediate-term government bonds after 1987 are calculated from The Wall Street Journal prices, using the change in flat price. Returns from 1934 to 1986 are obtained from the CRSP government bond file.

Each year, one-bond portfolios are formed, the bond chosen is the shortest noncallable bond with a maturity not less than five years, and this bond is "held" for the calendar year. Monthly returns are computed. (Bonds with impaired negotiability or special redemption privileges are omitted, as are partially or fully tax-exempt bonds starting with 1943.) From 1934 to 1942, almost all bonds with maturities near five years were partially or fully tax-exempt and were selected using the rules described above. Personal tax rates were generally low in that period, so that yields on tax-exempt bonds were similar to yields on taxable bonds. From 1926 to 1933, there are few bonds suitable for construction of a series with a five-year maturity. For this period, five-year bond yield estimates are used.

Morgan Stanley Capital International ("MSCI") Indices. These indices are in U.S. dollar terms with or without dividends reinvested and measure the performance of developed and emerging stock markets in individual countries and regions around the world. MSCI All Country indices represent both the developed and the emerging markets for a particular region. The Free indices exclude shares which are not readily purchased by non-local investors. These indices are unmanaged. MSCI covers thousands of securities in 51 stock markets around the world. Several Pioneer mutual funds that invest in international securities compare their performance to various MSCI indices.

6-Month CDs. Data sources include the Federal Reserve Bulletin and The Wall Street Journal.

Long-Term U.S. Corporate Bonds. Since 1969, corporate bond total returns are represented by the Salomon Brothers Long-Term High-Grade Corporate Bond Index. As most large corporate bond transactions take place over the counter, a major dealer is the natural source of these data. The index includes nearly all Aaa- and Aa-rated bonds with at least 10 years to maturity. If a bond is downgraded during a particular month, its return for the month is included in the index before removing the bond from future portfolios.

From 1926 to 1968 the total returns were calculated by summing the capital appreciation returns and the income returns. For the period 1946 to 1968, Ibbotson and Sinquefield backdated the Salomon Brothers' index, using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers for 1969 to 1995. Capital appreciation returns were calculated from yields assuming (at the beginning of each monthly holding period) a 20-year maturity, a bond price equal to par, and a coupon equal to the beginning-of-period yield. For the period 1926 to 1945, Standard & Poor's monthly high-grade corporate composite yield data were used, assuming a 4% coupon and a 20-year maturity. The conventional present-value formula for bond price for the beginning and end-of-month prices was used. (This formula is presented in Ross, Stephen A., and Westerfield, Randolph W., Corporate Finance, Times Mirror/Mosby, St. Louis, 1990, p. 97 ["Level-Coupon Bonds"].) The monthly income return was assumed to be one-twelfth the coupon.

Lehman Brothers Government/Credit Bond Index - Intermediate. This index is comprised of securities with one to ten years to maturity. It includes Treasury and government agency securities, investment-grade corporate bonds and Yankee bonds.

U.S. (30-Day) Treasury Bills. For the U.S. Treasury Bill Index, data from The Wall Street Journal are used after 1977; the CRSP government bond file is the source until 1976. Each month a one-bill portfolio containing the shortest-term bill having not less than one month to maturity is constructed. (The bill's original term to maturity is not relevant.) To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.

National Association of Real Estate Investment Trusts ("NAREIT") Equity REIT Index. All of the data are based upon the last closing price of the month for all tax-qualified REITs listed on the NYSE, AMEX and Nasdaq. The data are market-value-weighted. Prior to 1987 REITs were added to the index the January following their listing. Since 1987 newly formed or listed REITs are added to the total shares outstanding figure in the month that the shares are issued. Only common shares issued by the REIT are included in the index. The total return calculation is based upon the weighting at the beginning of the period. Only those REITs listed for the entire period are used in the total return calculation. Dividends are included in the month based upon their payment date. There is no smoothing of income. Liquidating dividends, whether full or partial, are treated as income.

Russell U.S. Equity Indexes. The Russell 3000(R) Index (the "Russell 3000") is comprised of the 3,000 largest U.S. companies as determined by market capitalization representing approximately 98% of the U.S. equity market. The average market capitalization is approximately $5.1 billion. The Russell 2500(TM) Index measures performance of the 2,500 smallest companies in the Russell 3000. The average market capitalization is approximately $958.8 million, and the largest company in the index has an approximate market capitalization of $4 billion. The Russell 2000(R) Index measures performance of the 2,000 smallest stocks in the Russell 3000; the largest company in the index has a market capitalization of approximately $1.5 billion. The Russell 1000(R) Index (the "Russell 1000") measures the performance of the 1,000 largest companies in the Russell 3000. The average market capitalization is approximately $14.1 billion. The smallest company in the index has an approximate market capitalization of $1.6 billion. The Russell Midcap(R) Index measures performance of the 800 smallest companies in the Russell 1000. The largest company in the index has an approximate market capitalization of $13 billion. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell indexes are reconstituted annually as of June 30, based on May 31 market capitalizations.

Wilshire Real Estate Securities Index. The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and real estate operating companies ("REOCs"). The index is capitalization-weighted. As of July 31, 2000, 112 companies were included in the index, with a total market cap of $133.753 illion. At December 31, 2000, the companies in the index were 92.92% equity and hybrid REITs and 7.08% REOCs.

Standard & Poor's MidCap 400 Index. The S&P 400 is a market-capitalization-weighted index. The performance data for the index were calculated by taking the stocks presently in the index and tracking them backwards in time as long as there were prices reported. No attempt was made to determine what stocks "might have been" in the S&P 400 five or ten years ago had it existed. Dividends are reinvested on a monthly basis prior to June 30, 1991, and are reinvested daily thereafter.

Lipper Indexes. These indexes represent equally weighted performance, adjusted for capital gain distributions and income dividends, of mutual funds that are considered peers of the Pioneer mutual funds. Lipper, Inc. is an independent firm that tracks mutual fund performance.

Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index, the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Commercial Mortgage-Backed Securities Index. The index is a recognized measure of the performance of the U.S. investment grade fixed rate bond market.

Bank Savings Account. Data sources include the U.S. League of Savings Institutions Sourcebook; average annual yield on savings deposits in FSLIC [FDIC] insured savings institutions for the years 1963 to 1987; and The Wall Street Journal thereafter.

Nasdaq Composite Index. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The index is market-value weighted. The Nasdaq Composite includes over 5,000 companies and is one of the most widely followed and quoted major market indices because it is so broad-based.

Sources: Ibbotson Associates, Towers Data Systems, Lipper, Inc. and PIM-USA

                            Dow                           S&P/       S&P/    Merrill
                          Jones U.S. Small               BARRA      BARRA      Lynch
                 S&P Industrial      Stock      U.S.       500        500  Micro-Cap
                 500    Average      Index Inflation    Growth      Value      Index
-------------------------------------------------------------------------------------
Dec 1925         N/A        N/A        N/A       N/A       N/A        N/A        N/A
Dec 1926         N/A        N/A       0.28     -1.49       N/A        N/A        N/A
Dec 1927         N/A        N/A      22.10     -2.08       N/A        N/A        N/A
Dec 1928       43.60        N/A      39.69     -0.97       N/A        N/A        N/A
Dec 1929       -8.55        N/A     -51.36      0.20       N/A        N/A        N/A
Dec 1930      -24.78        N/A     -38.15     -6.03       N/A        N/A        N/A
Dec 1931      -43.13        N/A     -49.75     -9.52       N/A        N/A        N/A
Dec 1932       -8.26        N/A      -5.39    -10.30       N/A        N/A        N/A
Dec 1933       54.20        N/A     142.87      0.51       N/A        N/A        N/A
Dec 1934       -1.52        N/A      24.22      2.03       N/A        N/A        N/A
Dec 1935       47.61        N/A      40.19      2.99       N/A        N/A        N/A
Dec 1936       33.74        N/A      64.80      1.21       N/A        N/A        N/A
Dec 1937      -34.73        N/A     -58.01      3.10       N/A        N/A        N/A
Dec 1938       30.76        N/A      32.80     -2.78       N/A        N/A        N/A
Dec 1939       -0.38        N/A       0.35     -0.48       N/A        N/A        N/A
Dec 1940       -9.77        N/A      -5.16      0.96       N/A        N/A        N/A
Dec 1941      -11.59        N/A      -9.00      9.72       N/A        N/A        N/A
Dec 1942       20.15        N/A      44.51      9.29       N/A        N/A        N/A
Dec 1943       25.63        N/A      88.37      3.16       N/A        N/A        N/A
Dec 1944       19.53        N/A      53.72      2.11       N/A        N/A        N/A
Dec 1945       36.31        N/A      73.61      2.25       N/A        N/A        N/A
Dec 1946       -8.02        N/A     -11.63     18.16       N/A        N/A        N/A
Dec 1947        5.63        N/A       0.92      9.01       N/A        N/A        N/A
Dec 1948        5.37        N/A      -2.11      2.71       N/A        N/A        N/A
Dec 1949       18.60        N/A      19.75     -1.80       N/A        N/A        N/A
Dec 1950       31.46        N/A      38.75      5.79       N/A        N/A        N/A
Dec 1951       23.97        N/A       7.80      5.87       N/A        N/A        N/A
Dec 1952       18.16        N/A       3.03      0.88       N/A        N/A        N/A
Dec 1953       -0.94        N/A      -6.49      0.62       N/A        N/A        N/A
Dec 1954       52.27        N/A      60.58     -0.50       N/A        N/A        N/A
Dec 1955       31.41        N/A      20.44      0.37       N/A        N/A        N/A
Dec 1956        6.48        N/A       4.28      2.86       N/A        N/A        N/A
Dec 1957      -10.72        N/A     -14.57      3.02       N/A        N/A        N/A
Dec 1958       43.15        N/A      64.89      1.76       N/A        N/A        N/A
Dec 1959       11.95        N/A      16.40      1.50       N/A        N/A        N/A
Dec 1960        0.45      -6.12      -3.29      1.48       N/A        N/A        N/A
Dec 1961       26.88      22.64      32.09      0.67       N/A        N/A        N/A
Dec 1962       -8.66      -7.46     -11.90      1.22       N/A        N/A        N/A
Dec 1963       22.76      20.86      23.57      1.65       N/A        N/A        N/A

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                            Dow                           S&P/       S&P/    Merrill
                          Jones U.S. Small               BARRA      BARRA      Lynch
                 S&P Industrial     Stock      U.S.       500        500  Micro-Cap
                 500    Average      Index Inflation    Growth      Value      Index
-------------------------------------------------------------------------------------
Dec 1964       16.43      18.92      23.52      1.19       N/A        N/A        N/A
Dec 1965       12.46      14.39      41.75      1.92       N/A        N/A        N/A
Dec 1966      -10.02     -15.85      -7.01      3.35       N/A        N/A        N/A
Dec 1967       23.89      19.22      83.57      3.04       N/A        N/A        N/A
Dec 1968       11.04       7.94      35.97      4.72       N/A        N/A        N/A
Dec 1969       -8.40     -11.84     -25.05      6.11       N/A        N/A        N/A
Dec 1970        3.89       9.28     -17.43      5.49       N/A        N/A        N/A
Dec 1971       14.22       9.89      16.50      3.36       N/A        N/A        N/A
Dec 1972       18.96      18.52       4.43      3.41       N/A        N/A        N/A
Dec 1973      -14.67     -13.29     -30.90      8.80       N/A        N/A        N/A
Dec 1974      -26.31     -23.73     -19.95     12.20       N/A        N/A        N/A
Dec 1975       37.14      44.87      52.82      7.01     31.72      43.38        N/A
Dec 1976       23.81      22.93      57.38      4.81     13.84      34.93        N/A
Dec 1977       -7.19     -12.84      25.38      6.77    -11.82      -2.57        N/A
Dec 1978        6.52       2.81      23.46      9.03      6.78       6.16      27.76
Dec 1979       18.45      10.68      43.46     13.31     15.72      21.16      43.18
Dec 1980       32.45      22.13      39.88     12.40     39.40      23.59      32.32
Dec 1981       -4.88      -3.65      13.88      8.94     -9.81       0.02       9.18
Dec 1982       21.50      27.20      28.01      3.87     22.03      21.04      33.62
Dec 1983       22.46      26.05      39.67      3.80     16.24      28.89      42.44
Dec 1984        6.22       1.35      -6.67      3.95      2.33      10.52     -14.97
Dec 1985       31.64      33.62      24.66      3.77     33.31      29.68      22.89
Dec 1986       18.62      27.25       6.85      1.13     14.50      21.67       3.45
Dec 1987        5.18       5.55      -9.30      4.41      6.50       3.68     -13.84
Dec 1988       16.50      16.21      22.87      4.42     11.95      21.67      22.76
Dec 1989       31.59      32.24      10.18      4.65     36.40      26.13       8.06
Dec 1990       -3.11      -0.54     -21.56      6.11      0.20      -6.85     -29.55
Dec 1991       30.34      24.25      44.63      3.06     38.37      22.56      57.44
Dec 1992        7.61       7.40      23.35      2.90      5.07      10.53      36.62
Dec 1993       10.03      16.97      20.98      2.75      1.68      18.60      31.32
Dec 1994        1.36       5.02       3.11      2.67      3.13      -0.63       1.81
Dec 1995       37.44      36.94      34.46      2.54     38.13      37.00      30.70
Dec 1996       22.90      28.91      17.62      3.32     23.98      21.99      13.88
Dec 1997       33.32      24.91      22.78      1.70     36.38      29.99      24.61
Dec 1998       28.52      18.16      -7.31      1.61     42.15      14.68      -6.15
Dec 1999       21.01      27.29      29.79      2.81     28.25      12.72      40.04
Dec 2000       -9.11      -4.69      -3.59      3.86    -22.08       6.08      -6.13

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                Long-  Intermediate-      MSCI                 Long-        Lehman
                 Term      Term U.S.      EAFE       6-    Term U.S.         Bros.       U.S.
           U.S. Gov't     Government   (Net of    Month    Corporate  Gov't/Credit     T-Bill
                Bonds          Bonds    Taxes)      CDs        Bonds  Intermediate   (30-Day)
----------------------------------------------------------------------------------------------
Dec 1925          N/A            N/A       N/A      N/A          N/A           N/A        N/A
Dec 1926         7.77           5.38       N/A      N/A         7.37           N/A       3.27
Dec 1927         8.93           4.52       N/A      N/A         7.44           N/A       3.12
Dec 1928         0.10           0.92       N/A      N/A         2.84           N/A       3.56
Dec 1929         3.42           6.01       N/A      N/A         3.27           N/A       4.75
Dec 1930         4.66           6.72       N/A      N/A         7.98           N/A       2.41
Dec 1931        -5.31          -2.32       N/A      N/A        -1.85           N/A       1.07
Dec 1932        16.84           8.81       N/A      N/A        10.82           N/A       0.96
Dec 1933        -0.07           1.83       N/A      N/A        10.38           N/A       0.30
Dec 1934        10.03           9.00       N/A      N/A        13.84           N/A       0.16
Dec 1935         4.98           7.01       N/A      N/A         9.61           N/A       0.17
Dec 1936         7.52           3.06       N/A      N/A         6.74           N/A       0.18
Dec 1937         0.23           1.56       N/A      N/A         2.75           N/A       0.31
Dec 1938         5.53           6.23       N/A      N/A         6.13           N/A      -0.02
Dec 1939         5.94           4.52       N/A      N/A         3.97           N/A       0.02
Dec 1940         6.09           2.96       N/A      N/A         3.39           N/A       0.00
Dec 1941         0.93           0.50       N/A      N/A         2.73           N/A       0.06
Dec 1942         3.22           1.94       N/A      N/A         2.60           N/A       0.27
Dec 1943         2.08           2.81       N/A      N/A         2.83           N/A       0.35
Dec 1944         2.81           1.80       N/A      N/A         4.73           N/A       0.33
Dec 1945        10.73           2.22       N/A      N/A         4.08           N/A       0.33
Dec 1946        -0.10           1.00       N/A      N/A         1.72           N/A       0.35
Dec 1947        -2.62           0.91       N/A      N/A        -2.34           N/A       0.50
Dec 1948         3.40           1.85       N/A      N/A         4.14           N/A       0.81
Dec 1949         6.45           2.32       N/A      N/A         3.31           N/A       1.10
Dec 1950         0.06           0.70       N/A      N/A         2.12           N/A       1.20
Dec 1951        -3.93           0.36       N/A      N/A        -2.69           N/A       1.49
Dec 1952         1.16           1.63       N/A      N/A         3.52           N/A       1.66
Dec 1953         3.64           3.23       N/A      N/A         3.41           N/A       1.82
Dec 1954         7.19           2.68       N/A      N/A         5.39           N/A       0.86
Dec 1955        -1.29          -0.65       N/A      N/A         0.48           N/A       1.57
Dec 1956        -5.59          -0.42       N/A      N/A        -6.81           N/A       2.46
Dec 1957         7.46           7.84       N/A      N/A         8.71           N/A       3.14
Dec 1958        -6.09          -1.29       N/A      N/A        -2.22           N/A       1.54
Dec 1959        -2.26          -0.39       N/A      N/A        -0.97           N/A       2.95
Dec 1960        13.78          11.76       N/A      N/A         9.07           N/A       2.66

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                Long-  Intermediate-      MSCI                 Long-        Lehman
                 Term      Term U.S.      EAFE       6-    Term U.S.         Bros.       U.S.
           U.S. Gov't     Government   (Net of    Month    Corporate  Gov't/Credit     T-Bill
                Bonds          Bonds    Taxes)      CDs        Bonds  Intermediate   (30-Day)
----------------------------------------------------------------------------------------------
Dec 1961         0.97           1.85       N/A      N/A         4.82           N/A       2.13
Dec 1962         6.89           5.56       N/A      N/A         7.95           N/A       2.73
Dec 1963         1.21           1.64       N/A      N/A         2.19           N/A       3.12
Dec 1964         3.51           4.04       N/A     4.17         4.77           N/A       3.54
Dec 1965         0.71           1.02       N/A     4.68        -0.46           N/A       3.93
Dec 1966         3.65           4.69       N/A     5.76         0.20           N/A       4.76
Dec 1967        -9.18           1.01       N/A     5.47        -4.95           N/A       4.21
Dec 1968        -0.26           4.54       N/A     6.45         2.57           N/A       5.21
Dec 1969        -5.07          -0.74       N/A     8.70        -8.09           N/A       6.58
Dec 1970        12.11          16.86    -11.66     7.06        18.37           N/A       6.52
Dec 1971        13.23           8.72     29.59     5.36        11.01           N/A       4.39
Dec 1972         5.69           5.16     36.35     5.39         7.26           N/A       3.84
Dec 1973        -1.11           4.61    -14.92     8.60         1.14          3.34       6.93
Dec 1974         4.35           5.69    -23.16    10.20        -3.06          5.86       8.00
Dec 1975         9.20           7.83     35.39     6.51        14.64          9.49       5.80
Dec 1976        16.75          12.87      2.54     5.22        18.65         12.33       5.08
Dec 1977        -0.69           1.41     18.06     6.11         1.71          3.31       5.12
Dec 1978        -1.18           3.49     32.62    10.21        -0.07          2.12       7.18
Dec 1979        -1.23           4.09      4.75    11.90        -4.18          5.99      10.38
Dec 1980        -3.95           3.91     22.58    12.33        -2.76          6.42      11.24
Dec 1981         1.86           9.45     -2.28    15.50        -1.24         10.51      14.71
Dec 1982        40.36          29.10     -1.86    12.18        42.56         26.11      10.54
Dec 1983         0.65           7.41     23.69     9.65         6.26          8.60       8.80
Dec 1984        15.48          14.02      7.38    10.65        16.86         14.37       9.85
Dec 1985        30.97          20.33     56.16     7.82        30.09         18.06       7.72
Dec 1986        24.53          15.14     69.44     6.30        19.85         13.13       6.16
Dec 1987        -2.71           2.90     24.63     6.59        -0.27          3.66       5.47
Dec 1988         9.67           6.10     28.27     8.15        10.70          6.67       6.35
Dec 1989        18.11          13.29     10.54     8.27        16.23         12.77       8.37
Dec 1990         6.18           9.73    -23.45     7.85         6.78          9.16       7.81
Dec 1991        19.30          15.46     12.13     4.95        19.89         14.62       5.60
Dec 1992         8.05           7.19    -12.17     3.27         9.39          7.17       3.51
Dec 1993        18.24          11.24     32.56     2.88        13.19          8.79       2.90
Dec 1994        -7.77          -5.14      7.78     5.40        -5.76         -1.93       3.90
Dec 1995        31.67          16.80     11.21     5.21        27.20         15.33       5.60
Dec 1996        -0.93           2.10      6.05     5.21         1.40          4.05       5.21
Dec 1997        15.85           8.38      1.78     5.71        12.95          7.87       5.26
Dec 1998        13.06          10.21     20.00     5.34        10.76          8.44       4.86
Dec 1999        -8.96          -1.77     26.96     5.43        -7.45          0.39       4.68
Dec 2000        21.48          12.59    -14.17     6.64        12.87         10.12       5.89

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

               NAREIT               Wilshire            Lipper        MSCI
               Equity   Russell  Real Estate          Balanced    Emerging      Bank
                 REIT   2000(R)   Securities     S&P      Fund     Markets   Savings
                Index    Index         Index     400     Index  Free Index   Account
-------------------------------------------------------------------------------------
Dec 1925          N/A      N/A         N/A       N/A       N/A         N/A       N/A
Dec 1926          N/A      N/A         N/A       N/A       N/A         N/A       N/A
Dec 1927          N/A      N/A         N/A       N/A       N/A         N/A       N/A
Dec 1928          N/A      N/A         N/A       N/A       N/A         N/A       N/A
Dec 1929          N/A      N/A         N/A       N/A       N/A         N/A       N/A
Dec 1930          N/A      N/A         N/A       N/A       N/A         N/A      5.30
Dec 1931          N/A      N/A         N/A       N/A       N/A         N/A      5.10
Dec 1932          N/A      N/A         N/A       N/A       N/A         N/A      4.10
Dec 1933          N/A      N/A         N/A       N/A       N/A         N/A      3.40
Dec 1934          N/A      N/A         N/A       N/A       N/A         N/A      3.50
Dec 1935          N/A      N/A         N/A       N/A       N/A         N/A      3.10
Dec 1936          N/A      N/A         N/A       N/A       N/A         N/A      3.20
Dec 1937          N/A      N/A         N/A       N/A       N/A         N/A      3.50
Dec 1938          N/A      N/A         N/A       N/A       N/A         N/A      3.50
Dec 1939          N/A      N/A         N/A       N/A       N/A         N/A      3.40
Dec 1940          N/A      N/A         N/A       N/A       N/A         N/A      3.30
Dec 1941          N/A      N/A         N/A       N/A       N/A         N/A      3.10
Dec 1942          N/A      N/A         N/A       N/A       N/A         N/A      3.00
Dec 1943          N/A      N/A         N/A       N/A       N/A         N/A      2.90
Dec 1944          N/A      N/A         N/A       N/A       N/A         N/A      2.80
Dec 1945          N/A      N/A         N/A       N/A       N/A         N/A      2.50
Dec 1946          N/A      N/A         N/A       N/A       N/A         N/A      2.20
Dec 1947          N/A      N/A         N/A       N/A       N/A         N/A      2.30
Dec 1948          N/A      N/A         N/A       N/A       N/A         N/A      2.30
Dec 1949          N/A      N/A         N/A       N/A       N/A         N/A      2.40
Dec 1950          N/A      N/A         N/A       N/A       N/A         N/A      2.50
Dec 1951          N/A      N/A         N/A       N/A       N/A         N/A      2.60
Dec 1952          N/A      N/A         N/A       N/A       N/A         N/A      2.70
Dec 1953          N/A      N/A         N/A       N/A       N/A         N/A      2.80
Dec 1954          N/A      N/A         N/A       N/A       N/A         N/A      2.90
Dec 1955          N/A      N/A         N/A       N/A       N/A         N/A      2.90
Dec 1956          N/A      N/A         N/A       N/A       N/A         N/A      3.00
Dec 1957          N/A      N/A         N/A       N/A       N/A         N/A      3.30
Dec 1958          N/A      N/A         N/A       N/A       N/A         N/A      3.38
Dec 1959          N/A      N/A         N/A       N/A       N/A         N/A      3.53
Dec 1960          N/A      N/A         N/A       N/A      5.77         N/A      3.86
Dec 1961          N/A      N/A         N/A       N/A     20.59         N/A      3.90

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

               NAREIT               Wilshire            Lipper        MSCI
               Equity   Russell  Real Estate          Balanced    Emerging      Bank
                 REIT   2000(R)   Securities     S&P      Fund     Markets   Savings
                Index    Index         Index     400     Index  Free Index   Account
-------------------------------------------------------------------------------------
Dec 1962          N/A      N/A         N/A       N/A     -6.80         N/A     4.08
Dec 1963          N/A      N/A         N/A       N/A     13.10         N/A     4.17
Dec 1964          N/A      N/A         N/A       N/A     12.36         N/A     4.19
Dec 1965          N/A      N/A         N/A       N/A      9.80         N/A     4.23
Dec 1966          N/A      N/A         N/A       N/A     -5.86         N/A     4.45
Dec 1967          N/A      N/A         N/A       N/A     15.09         N/A     4.67
Dec 1968          N/A      N/A         N/A       N/A     13.97         N/A     4.68
Dec 1969          N/A      N/A         N/A       N/A     -9.01         N/A     4.80
Dec 1970          N/A      N/A         N/A       N/A      5.62         N/A     5.14
Dec 1971          N/A      N/A         N/A       N/A     13.90         N/A     5.30
Dec 1972         8.01      N/A         N/A       N/A     11.13         N/A     5.37
Dec 1973       -15.52      N/A         N/A       N/A    -12.24         N/A     5.51
Dec 1974       -21.40      N/A         N/A       N/A    -18.71         N/A     5.96
Dec 1975        19.30      N/A         N/A       N/A     27.10         N/A     6.21
Dec 1976        47.59      N/A         N/A       N/A     26.03         N/A     6.23
Dec 1977        22.42      N/A         N/A       N/A     -0.72         N/A     6.39
Dec 1978        10.34      N/A       13.04       N/A      4.80         N/A     6.56
Dec 1979        35.86    43.07       70.81       N/A     14.67         N/A     7.29
Dec 1980        24.37    38.60       22.08       N/A     19.70         N/A     8.78
Dec 1981         6.00     2.03        7.18       N/A      1.86         N/A    10.71
Dec 1982        21.60    24.95       24.47     22.69     30.63         N/A    11.19
Dec 1983        30.64    29.13       27.61     26.08     17.44         N/A     9.71
Dec 1984        20.93    -7.30       20.64      1.18      7.46         N/A     9.92
Dec 1985        19.10    31.05       20.14     35.59     29.83         N/A     9.02
Dec 1986        19.16     5.68       20.30     16.21     18.43         N/A     7.84
Dec 1987        -3.64    -8.80       -7.86     -2.04      4.13         N/A     6.92
Dec 1988        13.49    25.02       24.18     20.87     11.18       40.43     7.20
Dec 1989         8.84    16.26        2.37     35.55     19.70       64.96     7.91
Dec 1990       -15.35   -19.48      -33.46     -5.12      0.66      -10.55     7.80
Dec 1991        35.70    46.04       20.03     50.10     25.83       59.91     4.61
Dec 1992        14.59    18.41        7.36     11.91      7.46       11.40     2.89
Dec 1993        19.65    18.88       15.24     13.95     11.95       74.83     2.73
Dec 1994         3.17    -1.82        1.64     -3.58     -2.05       -7.32     4.96
Dec 1995        15.27    28.45       13.65     30.95     24.89       -5.21     5.24
Dec 1996        35.26    16.50       36.87     19.20     13.05        6.03     4.95
Dec 1997        20.29    22.36       19.80     32.25     20.30      -11.59     5.17
Dec 1998       -17.51    -2.55      -17.43     19.11     15.09      -25.34     4.63
Dec 1999        -4.62    21.26       14.72     14.72      8.98       66.41     5.29
Dec 2000        25.77    -3.02       30.74     17.50      2.39      -30.61     3.71

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                        MSCI All                             Merrill
                 MSCI    Country                Merrill        Lynch
                  All       (AC)                  Lynch     Index of                      Lipper
              Country       Asia      Lehman       High  Convertible           Lipper   Growth &
            (AC) Asia    Pacific    Brothers      Yield        Bonds  Russell  Growth     Income
                 Free       Free   Aggregate  Master II (Speculative  1000(R)    Fund       Fund
             ex Japan   ex Japan  Bond Index      Index     Quality)    Index   Index      Index
------------------------------------------------------------------------------------------------
Dec 1925          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1926          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1927          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1928          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1929          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1930          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1931          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1932          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1933          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1934          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1935          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1936          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1937          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1938          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1939          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1940          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1941          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1942          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1943          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1944          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1945          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1946          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1947          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1948          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1949          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1950          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1951          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1952          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1953          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1954          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1955          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1956          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1957          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1958          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1959          N/A        N/A         N/A        N/A         N/A     N/A      N/A        N/A
Dec 1960          N/A        N/A         N/A        N/A         N/A     N/A     6.36       3.04
Dec 1961          N/A        N/A         N/A        N/A         N/A     N/A    30.16      26.00

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                        MSCI All                             Merrill
                 MSCI    Country                Merrill        Lynch
                  All       (AC)                  Lynch     Index of                      Lipper
              Country       Asia      Lehman       High  Convertible           Lipper   Growth &
            (AC) Asia    Pacific    Brothers      Yield        Bonds  Russell  Growth     Income
                 Free       Free   Aggregate  Master II (Speculative  1000(R)    Fund       Fund
             ex Japan   ex Japan  Bond Index      Index     Quality)    Index   Index      Index
------------------------------------------------------------------------------------------------
Dec 1962          N/A        N/A         N/A        N/A         N/A     N/A   -16.84     -11.87
Dec 1963          N/A        N/A         N/A        N/A         N/A     N/A    22.43      19.10
Dec 1964          N/A        N/A         N/A        N/A         N/A     N/A    14.99      15.23
Dec 1965          N/A        N/A         N/A        N/A         N/A     N/A    26.61      19.00
Dec 1966          N/A        N/A         N/A        N/A         N/A     N/A    -1.80      -6.04
Dec 1967          N/A        N/A         N/A        N/A         N/A     N/A    45.31      27.59
Dec 1968          N/A        N/A         N/A        N/A         N/A     N/A    15.34      15.29
Dec 1969          N/A        N/A         N/A        N/A         N/A     N/A   -10.62     -11.80
Dec 1970          N/A        N/A         N/A        N/A         N/A     N/A    -8.57       1.10
Dec 1971          N/A        N/A         N/A        N/A         N/A     N/A    26.17      13.77
Dec 1972          N/A        N/A         N/A        N/A         N/A     N/A    18.08      12.87
Dec 1973          N/A        N/A         N/A        N/A         N/A     N/A   -24.75     -14.27
Dec 1974          N/A        N/A         N/A        N/A         N/A     N/A   -30.73     -20.85
Dec 1975          N/A        N/A         N/A        N/A         N/A     N/A    32.83      34.62
Dec 1976          N/A        N/A       15.60        N/A         N/A     N/A    20.07      25.66
Dec 1977          N/A        N/A        3.04        N/A         N/A     N/A    -2.62      -3.64
Dec 1978          N/A        N/A        1.39        N/A         N/A     N/A    12.53       7.99
Dec 1979          N/A        N/A        1.93        N/A         N/A   22.31    29.29      23.87
Dec 1980          N/A        N/A        2.71        N/A         N/A   31.88    38.67      28.27
Dec 1981          N/A        N/A        6.25        N/A         N/A   -5.10    -6.82      -1.39
Dec 1982          N/A        N/A       32.62        N/A         N/A   20.30    24.04      24.17
Dec 1983          N/A        N/A        8.36        N/A         N/A   22.13    21.35      22.76
Dec 1984          N/A        N/A       15.15        N/A         N/A    4.75    -3.60       4.29
Dec 1985          N/A        N/A       22.10        N/A         N/A   32.27    30.14      28.55
Dec 1986          N/A        N/A       15.26        N/A         N/A   17.87    15.59      17.63
Dec 1987          N/A        N/A        2.76       4.47         N/A    2.94     3.25       2.64
Dec 1988        30.00      30.45        7.89      13.36       16.19   17.23    14.13      18.35
Dec 1989        32.13      21.43       14.53       2.31        9.82   30.42    27.47      23.73
Dec 1990        -6.54     -11.86        8.96      -4.36       -8.61   -4.16    -5.41      -5.99
Dec 1991        30.98      32.40       16.00      39.17       37.53   33.03    36.33      27.75
Dec 1992        21.81       9.88        7.40      17.44       24.06    9.04     7.63       9.63
Dec 1993       103.39      84.94        9.75      16.69       19.37   10.15    11.98      14.62
Dec 1994       -16.94     -12.59       -2.92      -1.03       -6.91    0.38    -1.57      -0.41
Dec 1995         4.00      10.00       18.47      20.46       25.14   37.77    32.65      31.14
Dec 1996        10.05       8.08        3.63      11.27       15.29   22.45    17.53      20.67
Dec 1997       -40.31     -34.20        9.65      13.27       16.76   32.85    28.03      26.88
Dec 1998        -7.79      -4.42        8.69       2.95       12.62   27.02    25.69      13.58
Dec 1999        64.67      49.83       -0.82       2.51       38.91   20.91    27.96      11.86
Dec 2000       -35.22     -29.97       11.63      -5.12       18.86   -7.79   -10.88       0.39

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                    MSCI All
                                     Country    Russell    Russell
                 MSCI       MSCI  World Free    1000(R)     1000(R)       Nasdaq
               Europe      World     ex U.S.     Growth      Value     Composite
                Index      Index       Index      Index      Index         Index
--------------------------------------------------------------------------------
Dec 1925          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1926          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1927          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1928          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1929          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1930          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1931          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1932          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1933          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1934          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1935          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1936          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1937          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1938          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1939          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1940          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1941          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1942          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1943          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1944          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1945          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1946          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1947          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1948          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1949          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1950          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1951          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1952          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1953          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1954          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1955          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1956          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1957          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1958          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1959          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1960          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1961          N/A        N/A         N/A        N/A        N/A          N/A

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                    MSCI All
                                     Country    Russell    Russell
                 MSCI       MSCI  World Free    1000(R)     1000(R)       Nasdaq
               Europe      World     ex U.S.     Growth      Value     Composite
                Index      Index       Index      Index      Index         Index
--------------------------------------------------------------------------------
Dec 1962          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1963          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1964          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1965          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1966          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1967          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1968          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1969          N/A        N/A         N/A        N/A        N/A          N/A
Dec 1970       -10.64      -3.09         N/A        N/A        N/A          N/A
Dec 1971        26.33      18.36         N/A        N/A        N/A          N/A
Dec 1972        14.40      22.48         N/A        N/A        N/A        17.18
Dec 1973        -8.77     -15.24         N/A        N/A        N/A       -31.06
Dec 1974       -24.07     -25.47         N/A        N/A        N/A       -35.11
Dec 1975        41.45      32.80         N/A        N/A        N/A        29.76
Dec 1976        -7.80      13.40         N/A        N/A        N/A        26.10
Dec 1977        21.90       0.68         N/A        N/A        N/A         7.33
Dec 1978        21.88      16.52         N/A        N/A        N/A        12.31
Dec 1979        12.31      10.95         N/A      23.91      20.55        28.11
Dec 1980        11.90      25.67         N/A      39.57      24.41        33.88
Dec 1981       -12.46      -4.79         N/A     -11.31       1.26        -3.21
Dec 1982         3.97       9.71         N/A      20.46      20.04        18.67
Dec 1983        20.96      21.93         N/A      15.98      28.28        19.87
Dec 1984         0.62       4.72         N/A      -0.95      10.10       -11.22
Dec 1985        78.93      40.56         N/A      32.85      31.51        31.36
Dec 1986        43.85      41.89         N/A      15.36      19.98         7.36
Dec 1987         3.66      16.16         N/A       5.31       0.50        -5.26
Dec 1988        15.81      23.29       27.90      11.27      23.16        15.41
Dec 1989        28.51      16.61       12.03      35.92      25.19        19.26
Dec 1990        -3.85     -17.02      -22.74      -0.26      -8.08       -17.80
Dec 1991        13.11      18.28       13.96      41.16      24.61        56.84
Dec 1992        -4.71      -5.23      -10.97       5.00      13.81        15.45
Dec 1993        29.28      22.50       34.90       2.90      18.12        14.75
Dec 1994         2.28       5.08        6.63       2.66      -1.99        -3.20
Dec 1995        21.62      20.72        9.94      37.19      38.35        39.92
Dec 1996        21.09      13.48        6.68      23.12      21.64        22.71
Dec 1997        23.80      15.76        2.04      30.49      35.18        21.64
Dec 1998        28.53      24.34       14.46      38.71      15.63        39.63
Dec 1999        15.89      24.93       30.91      33.16       7.35        85.59
Dec 2000        -8.39     -13.18      -15.09     -22.42       7.01       -39.29

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                            MSCI            MSCI
                 MSCI      World     World Tele-
                World     Health   communication
           Financials       Care        Services
                Index      Index           Index
-------------------------------------------------
Dec 1925          N/A        N/A             N/A
Dec 1926          N/A        N/A             N/A
Dec 1927          N/A        N/A             N/A
Dec 1928          N/A        N/A             N/A
Dec 1929          N/A        N/A             N/A
Dec 1930          N/A        N/A             N/A
Dec 1931          N/A        N/A             N/A
Dec 1932          N/A        N/A             N/A
Dec 1933          N/A        N/A             N/A
Dec 1934          N/A        N/A             N/A
Dec 1935          N/A        N/A             N/A
Dec 1936          N/A        N/A             N/A
Dec 1937          N/A        N/A             N/A
Dec 1938          N/A        N/A             N/A
Dec 1939          N/A        N/A             N/A
Dec 1940          N/A        N/A             N/A
Dec 1941          N/A        N/A             N/A
Dec 1942          N/A        N/A             N/A
Dec 1943          N/A        N/A             N/A
Dec 1944          N/A        N/A             N/A
Dec 1945          N/A        N/A             N/A
Dec 1946          N/A        N/A             N/A
Dec 1947          N/A        N/A             N/A
Dec 1948          N/A        N/A             N/A
Dec 1949          N/A        N/A             N/A
Dec 1950          N/A        N/A             N/A
Dec 1951          N/A        N/A             N/A
Dec 1952          N/A        N/A             N/A
Dec 1953          N/A        N/A             N/A
Dec 1954          N/A        N/A             N/A
Dec 1955          N/A        N/A             N/A
Dec 1956          N/A        N/A             N/A
Dec 1957          N/A        N/A             N/A
Dec 1958          N/A        N/A             N/A
Dec 1959          N/A        N/A             N/A
Dec 1960          N/A        N/A             N/A
Dec 1961          N/A        N/A             N/A

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                            MSCI             MSCI
                 MSCI      World      World Tele-
                World     Health    communication
           Financials       Care         Services
                Index      Index            Index
--------------------------------------------------
Dec 1962          N/A        N/A              N/A
Dec 1963          N/A        N/A              N/A
Dec 1964          N/A        N/A              N/A
Dec 1965          N/A        N/A              N/A
Dec 1966          N/A        N/A              N/A
Dec 1967          N/A        N/A              N/A
Dec 1968          N/A        N/A              N/A
Dec 1969          N/A        N/A              N/A
Dec 1970          N/A        N/A              N/A
Dec 1971          N/A        N/A              N/A
Dec 1972          N/A        N/A              N/A
Dec 1973          N/A        N/A              N/A
Dec 1974          N/A        N/A              N/A
Dec 1975          N/A        N/A              N/A
Dec 1976          N/A        N/A              N/A
Dec 1977          N/A        N/A              N/A
Dec 1978          N/A        N/A              N/A
Dec 1979          N/A        N/A              N/A
Dec 1980          N/A        N/A              N/A
Dec 1981          N/A        N/A              N/A
Dec 1982          N/A        N/A              N/A
Dec 1983          N/A        N/A              N/A
Dec 1984          N/A        N/A              N/A
Dec 1985          N/A        N/A              N/A
Dec 1986          N/A        N/A              N/A
Dec 1987          N/A        N/A              N/A
Dec 1988          N/A        N/A              N/A
Dec 1989          N/A        N/A              N/A
Dec 1990          N/A        N/A              N/A
Dec 1991          N/A        N/A              N/A
Dec 1992          N/A        N/A              N/A
Dec 1993          N/A        N/A              N/A
Dec 1994          N/A        N/A              N/A
Dec 1995          N/A        N/A              N/A
Dec 1996          N/A        N/A              N/A
Dec 1997          N/A        N/A              N/A
Dec 1998          N/A        N/A              N/A
Dec 1999         8.57     -10.08            44.66
Dec 2000        10.62      26.96           -42.49

Source: Lipper, Inc., Ibbotson Associates and The Wall Street Journal

21. APPENDIX D - OTHER PIONEER INFORMATION

The Pioneer group of mutual funds was established in 1928 with the creation of Pioneer Fund. Pioneer is one of the oldest and most experienced money managers in the U.S.


As of December 31, 2000, Pioneer and its investment management affililates employed a professional investment staff of approximately 150.

Total assets of all of Pioneer's U.S. mutual funds at December 31, 2000, were approximately $21 billion representing 1,345,985 shareholder accounts, including 830,459 non-retirement accounts and 515,526 retirement accounts.

                           PART C - OTHER INFORMATION

Item 23.  Exhibits

Amended Form N-1A
Exhibit Reference

       (a)                 1.1.  Agreement and Declaration of Trust(1)
       (a)                 1.2.  Certificate of Trust(1)
       (a)                 1.3.  Establishment and Designation of Class A,
                                 Class B, Class C and Class Y Shares of
                                 Beneficial Interest(2)
       (b)                 2.    Restated By-Laws(5)
       (c)                 4.    Specimen Share Certificate(1)
       (d)                 5.    Management Contract(5)
       (e)                 6.1.  Underwriting Agreement(5)
       (e)                 6.2.  Updated Dealer Sales Agreement(5)
       (f)                 7.    None
       (g)                 8.    Custodian Agreement(5)
       (h)                 9.1.  Investment Company Service Agreement(5)
       (h)                 9.2.  Form of Agreement and Plan of Reorganization(2)
       (h)                 9.3.  Administration Agreement(4)
       (i)                 10.   Opinion of Counsel(2)
       (j)                 11.   Consent of Arthur Andersen LLP(5)
       (k)                 12.   None
       (l)                 13.   None
       (m)                 15.1. Class A Distribution Plan(1)
       (m)                 15.2. Form of Class B Distribution Plan(3)
       (m)                 15.3. Class C Distribution Plan(1)
       (n)                 18.   Form of Multiclass Plan Pursuant to
                                 Rule 18f-3(1)
       (o)                 19.   Not applicable
       (p)                 20.   Code of Ethics(5)
       N/A                 21.   Powers of Attorney(5)

------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed with the Registration Statement (File No. 811-08657) as filed with the Securities and Exchange Commission (the "SEC") on February 17, 1998 (Accession No. 0000734072-98-000137).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on June 24, 1998 (Accession No. 0001016964-98-000063).

(3) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on October 30, 1998 (Accession No. 0000950146-98-001812).

(4) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 2 to the Registration Statement as filed with the SEC on December 24, 1998 (Accession No.0000950146-98-002124).

(5) Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25.  Indemnification

         Item 25.  Indemnification

         Except for the Agreement and Declaration of Trust (the "Declaration"), dated January 8, 1998, establishing the Fund as a business trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Fund would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a majority owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel to Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

David D. Tripple       Director and Chairman        Executive Vice President and
                                                    Trustee

Steven M. Graziano     Director and President       None

Daniel Dart            Executive Vice President     None

William A. Misata      Senior Vice President        None

Marcy L. Supovitz      Senior Vice President        None

Barry G. Knight        Vice President               None

William H. Spencer IV  Senior Vice President,
                       Divisional Sales Manager     None

Jeffrey H. Saunders    Senior Vice President,
                       Divisional Sales Manager

Nate Algiere           Senior Vice President,
                       Divisional Sales Manager     None

Sherwood L. Harris     Senior Vice President,
                       Divisional Sales Manager     None

Elizabeth A. Watson    Vice President, Compliance   None

Steven R. Berke        Assistant Vice President,
                       Blue Sky                     None

Eric W. Reckard        Treasurer                    None

Dorothy E. Bourassa    Clerk                        Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of February 2001.

                                             PIONEER EQUITY-INCOME FUND



                                        By:  /s/ David D. Tripple
                                             David D. Tripple
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
/s/ Vincent Nave               Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret BW Graham*                                               )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/ David D. Tripple                                              )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ David D. Tripple             Dated: February 28, 2001)
         David D. Tripple
         Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit
Number        Document Title

(b)     2.    Restated By-Laws

(d)     5.    Management Contract

(e)     6.1.  Underwriting Agreement

(e)     6.2.  Updated Dealer Sales Agreement

(g)     8.    Custodian Agreement

(h)     9.1.  Investment Company Service Agreement

(j)     11.   Consent of Arthur Andersen LLP

(p)     20.   Code of Ethics

N/A     21.   Powers of Attorney